     As filed with the Securities and Exchange Commission on April 13, 2001

                                               Registration No. 333-___/811-5151

================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



         Pre-Effective Amendment No. ___ Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                            MUTUAL FUND SELECT TRUST

                         Area Code and Telephone Number:
                                 (212) 492-1600

                     Address of Principal Executive Offices:
                     1211 Avenue of the Americas, 41st Floor
                            New York, New York 10036

                     Name and Address of Agent for Service:

                                   Lisa Hurley
                          c/o BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Copies to:

JOSEPH J. BERTINI, ESQ.
PETER B. ELDRIDGE, ESQ.     SARAH E. COGAN, ESQ.         JOHN E. BAUMGARDNER, JR., ESQ.
J.P. Morgan Fleming Asset   Simpson Thacher & Bartlett   Sullivan & Cromwell
Management (USA) Inc.       425 Lexington Avenue         125 Broad Street
522 Fifth Avenue            New York, NY  10017-3954     New York, NY  10004
New York, NY 10036

================================================================================

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 13, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 333-13319/811-7841) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's lForm 24f-2 for the fiscal year ended August 31, 2000 was filed on November 27, 2000. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

                 J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109


                                                              May 12, 2001

Dear Shareholder:

         A special meeting of the shareholders of J.P. Morgan Institutional Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

         As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business in order to provide better service for shareholders of funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into JPMorgan Intermediate Tax Free Income Fund (formerly, Chase Vista Intermediate Tax Free Income Fund) (the "Surviving Fund"), a series of Mutual Fund Select Trust ("MFST") (the "Reorganization"). After the Reorganization, shareholders of the Merging Fund would hold shares of the Surviving Fund. The investment objective and policies of the Surviving Fund generally are similar to those of the Merging Fund. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Tax Exempt Bond Fund."

         After the proposed Reorganization, your investment will be in a larger combined fund with similar investment policies.

         The Surviving Fund has also entered into an agreement and plan of reorganization with J.P. Morgan Tax Exempt Bond Fund, a fund whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") and which has identical investment objectives and policies to the Merging Fund (the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by the shareholders of J.P. Morgan Tax Exempt Bond Fund and certain other conditions are met, this other fund will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

         At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMIF.

         The investment adviser for the assets of the Merging Fund is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). After the Reorganization, JPMFAM, the same investment adviser that currently is responsible for the Surviving Fund, will make the day-to-day investment decisions for your portfolio.

         Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganization and a comparison of the Merging Fund and JPMIF to the Surviving Fund and MFST. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMIF, the Surviving Fund, MFST or their shareholders.

         If approval of the Reorganization is obtained, you will automatically receive shares of the Surviving Fund.

         The Proposals have been carefully reviewed by the Board of Trustees of JPMIF, which has approved the Proposals.

         THE BOARD OF TRUSTEES OF JPMIF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

         Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-766-7722.

         A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, __________, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL _________ AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

         Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                                     Sincerely,


                                                     Matthew Healey
                                                     Chairman


SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., or us to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call _________ in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in a more diversified fund and in better service for shareholders, including a wider variety of investment options.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, shares of the Surviving Fund. The Merging Fund will then be liquidated and those shares of the Surviving Fund will be distributed pro rata to shareholders such as you. After the Reorganization, you will own shares of the Surviving Fund rather than shares of the Merging Fund. The Surviving Fund invests directly in portfolio securities rather than in a master portfolio.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

The Surviving Fund generally has similar investment objectives and policies to those of the Merging Fund. The principal differences are as follows:

        SURVIVING FUND                                      MERGING FUND
        --------------                                      ------------
        -    Investment objective is to seek to             -   Investment objective is to provide a
             provide monthly dividends, which                   high level of current income that is
             are excluded from gross income,                    exempt from federal income tax
             and to protect the value of your                   consistent with moderate risk of
             investment by investing primarily in               capital.
             municipal obligations.

        -    Invests in securities rated                    -   May invest up to 10% of its assets
             investment grade or unrated                        in non-investment grade securities
             securities of comparable quality.                  (sometimes called "junk bonds")
                                                                rated B or BB/Ba.

        -    The Surviving Fund is not                      -   The Merging Fund is diversified
             diversified under the 1940 Act.                    under the 1940 Act.

The Reorganization is not intended to have any immediate significant impact on the investment strategy implemented in respect of your investment. However, please note that while the Merging Fund invests all of its assets in the Tax Exempt Bond Portfolio (the "Master Portfolio") (which in turn invests in portfolio securities), the Surviving Fund invests directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

As a result of the Reorganization, the contractual (or pre-waiver) total expense ratios are expected to be higher for your shares in the Surviving Fund than they are for your shares in the Merging Fund. However, the actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. This is because The Chase Manhattan Bank has contractually agreed to waive fees payable to it and reimburse expenses so that the total expense ratio will remain the same for at least THREE YEARS after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

Yes. JPMFAM, the investment adviser that currently manages the day-to-day investment activities of the Surviving Fund, will continue to manage that fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

You will automatically receive shares of the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE OTHER FUND?

If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of the other merging fund will become the assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMIF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF MFST?

Even if the Reorganization is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on proposals regarding Trustees. Because as of the record date you are still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFST are being asked to approve the same Trustees that are proposed for JPMIF.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                 J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001

To the Shareholders of
J.P. Morgan Tax Exempt Bond Fund:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders ("Shareholders") of J.P. Morgan Institutional Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st floor, New York, NY, on July 3, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

     ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMIF, on behalf of the Merging Fund, Mutual Fund Select Trust ("MFST"), on behalf of JPMorgan Intermediate Tax Free Income Fund (formerly, Chase Vista Intermediate Tax Free Income Fund) (the "Surviving Fund"), and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Institutional Class shares of the Surviving Fund (the "Surviving Fund Shares"); and (b) the distribution of such Surviving Fund Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

     ITEM 2. To elect __ Trustees to serve as members of the Board of Trustees of JPMIF.

     ITEM 3. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

         Each proposal is described in the accompanying Combined
Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

         Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMIF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                                       Margaret W. Chambers
                                                       Secretary

        May 12, 2001

                       COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 12, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

                 J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 557-0700

                        BY AND IN EXCHANGE FOR SHARES OF

                   JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
           (FORMERLY, CHASE VISTA INTERMEDIATE TAX FREE INCOME FUND),
                      A SERIES OF MUTUAL FUND SELECT TRUST
                     1211 AVENUE OF THE AMERICAS, 41ST FLOOR
                            NEW YORK, NEW YORK 10036
                                 (800) 766-7722



         This Combined Prospectus/Proxy Statement relates to the proposed Reorganization of J.P. Morgan Institutional Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), into JPMorgan Intermediate Tax Free Income Fund (formerly, Chase Vista Intermediate Tax Free Income Fund) (the "Surviving Fund"), a series of Mutual Fund Select Trust ("MFST"). If approved by shareholders of the Merging Fund, the proposed Reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has generally similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMIF and MFST are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Tax Exempt Bond Fund."

         If the proposed Reorganization is approved by Merging Fund Shareholders, each Merging Fund Shareholder will receive Institutional Class shares (the "Surviving Fund Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. The Surviving Fund currently offers Institutional Class shares. In connection with the Reorganization, this class will be renamed "Select Class" and the Surviving Fund will introduce a new Institutional Class of shares.

         At the Meeting, you also will be asked to consider and vote upon the election of Trustees of JPMF.

         The terms and conditions of these transactions are more fully described in this Combined Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization (the

"Reorganization Plan") among JPMIF, on behalf of the Merging
Fund, MFST, on behalf of the Surviving Fund, and J.P. Morgan Chase & Co. attached to this Combined Prospectus/Proxy Statement as Appendix A.

         The Board of Trustees for JPMIF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes MFST's prospectus for Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

         This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFT and JPMIF that an investor should know before voting on the proposals. The current Prospectuses, Statements of Additional Information and Annual Reports of Shareholders for the Merging Fund and the Surviving Fund (including the Annual Report of the Master Portfolio) and the Semi-Annual Report of the Surviving Fund (including the Semi-Annual Report of the Master Portfolio) are incorporated herein by reference, and the current Prospectus, Annual Report (including the Annual Report of The Tax Exempt Bond Portfolio) and the Semi-Annual Report (including the Semi-Annual Report of the Portfolio) to Shareholders for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement dated May 12, 2001 containing additional information about MFT and JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information as well as the Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of the Merging Fund (including the Annual Report and Semi-Annual Report of The Tax Exempt Bond Portfolio") may be obtained without charge by writing to MFT at its address noted above or by calling 1-800-766-7722.

         This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 12, 2001.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR

MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFST OR JPMIF.

INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                                      TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                               ----
INTRODUCTION......................................................................................................1

PROPOSAL 1:  REORGANIZATION PLAN..................................................................................1

SUMMARY...........................................................................................................1

COMPARATIVE FEE AND EXPENSE TABLES................................................................................5

RISK FACTORS......................................................................................................8

INFORMATION RELATING TO THE PROPOSED REORGANIZATION...............................................................9

INVESTMENT POLICIES..............................................................................................14

PURCHASES, REDEMPTIONS AND EXCHANGES.............................................................................19

DISTRIBUTIONS AND TAXES..........................................................................................23

COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
    FUND'S ORGANIZATION STRUCTURE................................................................................24

INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
    OTHER SERVICES...............................................................................................26

PROPOSAL 2: ELECTION OF TRUSTEES.................................................................................29

VOTE REQUIRED....................................................................................................30

INFORMATION RELATING TO VOTING MATTERS...........................................................................34

ADDITIONAL INFORMATION ABOUT MFST................................................................................36

ADDITIONAL INFORMATION ABOUT JPMIF...............................................................................37

FINANCIAL STATEMENTS AND EXPERTS.................................................................................37

OTHER BUSINESS...................................................................................................37

LITIGATION.......................................................................................................38

SHAREHOLDER INQUIRIES............................................................................................38

APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION................................................................A-1

                                  INTRODUCTION

GENERAL

         This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMIF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st floor, New York, NY (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 12, 2001.

                        PROPOSAL 1: REORGANIZATION PLAN

         At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated _______, 2001 among JPMIF, on behalf of the Merging Fund, MFST, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and J.P. Morgan Chase & Co. ("JPMC"), pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Surviving Fund Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Tax Free Bond Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's Prospectus and Annual Report is enclosed with this Combined Prospectus/Proxy Statement.

THE JPMIF BOARD HAS UNANIMOUSLY RECOMMENDED THAT
SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

VOTE REQUIRED

         Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares of the Merging Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMIF Board will consider other appropriate courses of action.

                                  SUMMARY

         The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information and Annual Report in respect of each of the Surviving Fund and the Merging

Fund (including the Annual Report of The Tax Exempt Bond Portfolio), the Semi-Annual Report in respect of the Merging Fund (including the Semi-Annual Report of The Tax Exempt Bond Portfolio) and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

         Pursuant to the proposed Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for shares of the Surviving Fund.

         Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Institutional Class shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales charge in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

         The Surviving Fund has investment objectives, policies and restrictions generally similar to the Merging Fund.

         Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with generally similar investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFST Board and the JPMIF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of each Fund and its respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

         The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combined funds that have [similar/identical] investment objectives and policies and each board believes that the Reorganization should result in a more diversified fund and in better service for shareholders, including a wider variety of investment options.

CONCURRENT REORGANIZATION

         The Merging Fund currently invests all of its investable assets in The Tax Exempt Bond Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). J.P. Morgan Tax Exempt Bond Fund, a series of J.P. Morgan Funds with identical investment objectives and policies as the Merging Fund (the "Feeder Portfolio") also currently invests all of its investable assets in the Master Portfolio. The Surviving Fund has entered into a substantially similar agreement and plan of reorganization with the Feeder Portfolio (the "Concurrent Reorganization"). If each of the

Reorganization and the Concurrent Reorganization is approved by the shareholders of the Merging Fund and the Feeder Portfolio, respectively, and certain other conditions are met, the Merging Fund and the Feeder Portfolio will be reorganized into the Surviving Fund and those funds will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

         Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Surviving Fund Shares received by a Shareholder of a Merging Fund will be the same as the holding period and tax basis of such shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

INVESTMENT ADVISERS

         The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Feeder Portfolio) is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). JPMFAM and JPMIM are each wholly-owned subsidiaries of JPMC. JPMFAM will continue to serve as investment adviser for the Surviving Fund following the Reorganization.

INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Surviving Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. The investment objective of the Merging Fund is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. See "Risk Factors" and "Investment Policies."

         The investment policies of the Surviving Fund generally are similar to those of the Merging Fund. However, there are certain important differences. The Surviving Fund invests its assets directly in portfolio securities, while the Merging Fund invests its assets in the Master Portfolio, which in turn invests in portfolio securities. As a fundamental policy, the Surviving Fund normally invests at least 80% of its total assets in municipal obligations whose interest payments are (i) excluded from gross income and (ii) excluded from the federal alternative minimum tax on individuals.

         The Surviving Fund invests in securities that are rated as investment grade (BBB/Baa or above) by Standard & Poor's, Moody's or Fitch. It may also invest in unrated securities of comparable quality. THE MERGING FUND MAY INVEST
UP TO 10% OF ITS ASSETS IN NON-INVESTMENT GRADE SECURITIES (SOMETIMES CALLED "JUNK BONDS") RATED B OR BB/Ba OR THE UNRATED EQUIVALENT.

         The Surviving Fund is not diversified under the 1940 Act, which means it can invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. THE MERGING FUND IS DIVERSIFIED.

         The average dollar-weighted maturity of the Surviving Fund's portfolio will be between three and 10 years. THE MERGING FUND'S SECURITIES MAY BE OF ANY MATURITY.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

         The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of fixed income securities. In particular, the value of shares of the Surviving Fund will be influenced by the performance of the securities selected for its portfolio. The principal value of fixed-income investments tends to fall when prevailing interest rates rise. A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Surviving Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Surviving Fund's total assets may be invested in any one municipality, which could increase this risk. Normally, the Surviving Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. The Surviving Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

         The investment adviser for the Surviving Fund is JPMFAM. JPMFAM oversees the asset management of the Surviving Fund. As compensation for its services, JPMFAM receives a management fee from the Surviving Fund at an annual rate of 0.30% of average daily net assets. The Merging Fund currently pays a management fee indirectly at an annual rate of 0.30% of average daily net assets. Following the Reorganization, JPMFAM will manage the Surviving Fund's assets and will receive a fee at an annual rate of 0.30% of average daily net assets.

OTHER SERVICES

         J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. The Chase Manhattan Bank ("Chase") serves as shareholder servicing agent, administrator, fund accountant and custodian, the Distributor serves as sub-administrator and DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

         As administrator, Chase receives a fee of 0.15% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administration fee will be amended to reduce the fee to 0.075% for complex wide non-money market Fund assets in excess of $25 billion.

ORGANIZATION

         Each of MFST and JPMIF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMIF and the Surviving Fund is organized as a series of MFST.

PURCHASES, REDEMPTIONS AND EXCHANGES

         After the Reorganization, the procedures for making purchases, redemptions and exchanges of shares of the Surviving Fund will be as described in this Combined Prospectus/Proxy Statement and in the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

         The table below shows (i) information regarding the fees and expenses paid by each of the Merging Fund and the Surviving Fund that reflect current expense arrangements; and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization and the Concurrent Reorganization. Under the proposed Reorganization, holders of shares of the Merging Fund will receive Institutional Class shares of the Surviving Fund. Please note that the Surviving Fund currently offers Institutional Class shares. In connection with the Reorganization and the Concurrent Reorganization, this class will be renamed "Select Class" and the Surviving Fund will introduce a new Institutional Class of shares.

         The table indicates that while contractual (pre-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be higher following the Reorganization, actual (post-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be less or stay the same following the Reorganization. This is because Chase has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for at least three years.

                                                                  THE MERGING FUND        THE SURVIVING FUND
                                                                --------------------    ----------------------
                                                                                         INSTITUTIONAL CLASS
                                                                       SHARES                  SHARES*
                                                                --------------------    ----------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT) -Maximum Sales Charge (Load) when you
    buy shares, shown as % of the offering price...........              None                    None

    Maximum Deferred Sales Charge
    (Load) shown as lower of original purchase
    price or redemption proceeds...........................              None                    None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
   DEDUCTED FROM FUND ASSETS)

Management Fees............................................              0.30%                   0.30%

Distribution (12b-1) Fees..................................              None                    None

Other Expenses.............................................              0.21%                  0.45% #

Total Annual Fund Operating Expenses.......................              0.51%                  0.75% #

* Based on the expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.


                                                                            THE SURVIVING FUND
                                                                         ------------------------
                                                                              PRO FORMA WITH
                                                                                CONCURRENT
                                                                              REORGANIZATION
                                                                         ------------------------
                                                                              Institutional
                                                                                 Shares
                                                                         ------------------------
SHAREHOLDER FEES (fees paid directly from your investment)-

Maximum Sales Charge (Load) when you buy shares, shown as % of the
offering price..........................................................           None

Maximum Deferred Sales Charge (Load) shown as lower of original
purchase price or redemption proceeds                                              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

Management Fees                                                                   0.30%

Distribution (12b-1) Fees                                                          None

Other Expenses                                                                    0.29%

Total Annual Fund Operating Expenses                                              0.59%

Fee Waivers and Expense Reimbursements (A)                                       (0.09)%

Net Expenses                                                                      0.50%

(A) Reflects an agreement by Chase, an affiliate of JPMC, to reimburse the Fund to the extent operating expenses (which exclude interest, taxes and extraordinary expense) exceed 0.50% of average daily net assets with respect to Institutional Class Shares for three years after the Reorganization.

         EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000;

-    you sell all of your shares at the end of each period;

-    your investment has a 5% return each year; and

- each Fund's operating expenses are waived for three years after the Reorganization remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:


                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                               ----------    ----------    ----------     ----------
THE MERGING FUND...........................................      $  52          $ 164         $ 285          $ 640

THE SURVIVING FUND
   Institutional Class Shares..............................      $  77          $ 240         $ 417          $ 930

PRO FORMA THE SURVIVING FUND WITH CONCURRENT
   REORGANIZATION
   Institutional Class Shares..............................      $  51          $ 160         $ 301          $ 711


                             RISK FACTORS

         The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund generally has investment policies and investment restrictions generally similar to those of the Merging Fund. Therefore, there should be similarities between the risk factors associated with the Surviving Fund and the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

         All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMFAM's expectations regarding particular securities or markets are not met. Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.

         The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

         A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Surviving Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's total assets may be invested in any one municipality, which could increase this risk.

         The Surviving Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Surviving Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Surviving Fund could be more susceptible to developments that affect those projects. THE MERGING FUND IS DIVERSIFIED.

         Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

         Normally, the Surviving Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

         Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Surviving Fund could increase if the banking or financial sector suffers an economic downturn.

         The Surviving Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

         The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

         A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

         Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Surviving Fund's original investment.

         Investments in the Surviving Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

         The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

         In connection with the Reorganization and the Concurrent Reorganization, the Merging Fund will cease investing in the Merging Fund Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, MFST will issue at the Effective Time of the Reorganization full and fractional Institutional Class shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

         Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Institutional Class Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Institutional Class shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

         The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

         After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

         The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on August 11, 2001 or such other date as is agreed to by the parties.

         In addition, the consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

         The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

         The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

         The JPMF Board met on March 26 and 27, 2001 and the MFST Board met on April 3, 2001, and each considered and discussed the proposed Reorganization. The Trustees of each Board discussed the advantages of reorganizing the Merging Fund into the Surviving Fund.

         The Board of each trust has determined that it is in the best interests of the Fund's shareholders to combine the Merging Fund with the Surviving Fund. This Reorganization is part of the general integration of the J.P. Morgan and former Chase Vista funds into a single mutual fund complex. In reaching the conclusion that the Reorganization is in the best interests of Fund shareholders, each Board considered a number of factors including, among others:

         The terms of the Reorganization Plan; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated effect of such Reorganization on the relevant Fund and its shareholders; the investment advisory services supplied by the Surviving Fund's investment adviser; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; and the recommendations of the relevant Fund's current investment adviser with respect to the proposed Reorganization.

         Each Board determined that the Funds have generally similar investment objectives and policies. They noted that the Reorganization could permit the shareholders of the Merging Fund to pursue similar investment goals in a larger fund that has generally had better historical performance. A larger fund should enhance the ability of the investment adviser to effect portfolio transactions on more favorable terms and provide greater flexibility and the ability to select a larger number of portfolio securities. This could result in increased diversification for shareholders. In addition, the larger aggregate asset base could, over time, result in lower overall expense ratios for shareholders through the spreading of both fixed and variable costs of operations over a larger asset base. As a general rule, economies of scale may be realized with respect to fixed expenses, such as costs of printing and fees for professional services, although expenses that are based on the value of assets or the number of shareholder accounts, such as custody fees, would be largely unaffected by the Reorganization.

         Each Board also considered benefits expected to arise as a result of the Reorganization. Among these benefits, the Board noted that Surviving Fund Shareholders would be able to exchange into a larger number and greater variety of funds and the Surviving Fund would also benefit from the administrator's overall intent to enhance its ability effectively to monitor and oversee the quality of all service providers to the fund, including the investment adviser.

         Finally, the Board considered the expenses related to the Reorganization. The Board noted the administrator's undertaking to waive fees or reimburse the Surviving Fund's expenses so that the total expense ratio of each share class of the Merging Fund does not increase during the period specified in the expense table. Additional important factors were that all costs and expenses of the Reorganization would be borne by JPMC and the fact that the Board was advised that Reorganization would constitute a tax-free reorganization.

         After considering the foregoing factors, together with such information as it believed to be relevant, and in light of its fiduciary duties under federal and state law, each Board determined that the proposed Reorganization is in the best interests of the applicable Fund and its shareholders, determined the interests of the shareholders would not be diluted as a result of the Reorganization, approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Merging Fund Shareholders for approval.



         THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT
SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

         The JPMIF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

INFORMATION RELATING TO CONCURRENT REORGANIZATION

         The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in a reorganization plan which is substantially similar to the Reorganization Plan you are considering. Concurrently with the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolio will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

         Consummation of the Reorganization is subject to the condition that JPMIF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Surviving Fund Shares and the liquidating distributions to shareholders of the Surviving Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Surviving Fund Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Surviving Fund Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

         JPMIF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

         Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as another fund as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of February 28, 2001: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the Concurrent Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently offers Institutional Class shares. In connection with the Reorganization and the Concurrent Reorganization, this class will be renamed "Select Class" and the Surviving Fund will introduce a new Institutional Class of shares.

                                  CAPITALIZATION
                   PRO FORMA WITH CONCURRENT REORGANIZATION
             (AMOUNTS IN THOUSANDS, EXCEPT FOR PER SHARE AMOUNTS)

                                        BENEFICIAL      SHARES       NET ASSETS    NET ASSET
                                         INTEREST     OUTSTANDING                  VALUE PER
                                       OUTSTANDING                                   SHARE
J.P. MORGAN FUNDS
Tax Exempt Bond                           29,761            -         $354,798       $11.92
Intitutional Tax Exempt Bond
(The Merging Fund)                        52,586            -         $541,218       $10.29

Surviving Fund
Institutional Shares                         -           65,766        705,863       $10.73

PRO FORMA COMBINED WITH CONCURRENT
  REORGANIZATION
Select Shares                                -           98,823      $1,060,661      $10.73
Institutional Shares                         -           50,426        $541,218      $10.73



                               INVESTMENT POLICIES

         The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund generally has similar investment policies to those of the Surviving Fund. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

OBJECTIVE

         The investment objective of the Surviving Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. THE INVESTMENT OBJECTIVE OF THE MERGING FUND IS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX CONSISTENT WITH MODERATE RISK OF CAPITAL. Both Funds may change their objective without shareholder approval.

MAIN INVESTMENT STRATEGIES

         The Surviving Fund invests its assets directly in portfolio securities. THE MERGING FUND INVESTS ITS ASSETS IN THE MASTER PORTFOLIO, WHICH IN TURN INVESTS IN PORTFOLIO SECURITIES.

         As a fundamental policy, the Surviving Fund normally invests at least 80% of its total assets in municipal obligations whose interest payments are:

o    excluded from gross income, and

o    excluded from the federal alternative minimum tax on individuals.

Municipal obligations are those issued by states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities.

         The Surviving Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities of comparable quality. THE MERGING FUND MAY INVEST UP TO 10% OF ITS ASSETS IN NON-INVESTMENT GRADE SECURITIES (SOMETIMES CALLED "JUNK BONDS") RATED B OR BB/BA OR THE UNRATED EQUIVALENT.

         The Surviving Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

         The Surviving Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

         The average dollar-weighted maturity of the Surviving Fund's portfolio will be between three and 10 years. THE MERGING FUND'S SECURITIES MAY BE OF ANY MATURITY, BUT IT'S DURATION GENERALLY WILL RANGE BETWEEN FOUR AND SEVEN YEARS.

         Under normal market conditions, the Surviving Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

         No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

         The Surviving Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

         The Surviving Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts. The Surviving Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

         There may be times when there are not enough securities available to meet the Surviving Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

         The Surviving Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

         How frequently the Surviving Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT RESTRICTIONS

         The Surviving Fund and the Merging Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund, which means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, and (ii) more than 50% of the outstanding shares of a Fund.



-------------------------------------------------------- -----------------------------------------------
                    SURVIVING FUND                                           MERGING FUND
                   -----------------                                        ---------------
-------------------------------------------------------- -----------------------------------------------
The Surviving Fund is non-diversified                    The Merging Fund may not make any
under the 1940 Act.                                      investment inconsistent with the Fund's
                                                         classification as a diversified investment
                                                         company under the 1940 Act.

-------------------------------------------------------- -----------------------------------------------
The Surviving Fund may not purchase the                  The Merging Fund may not purchase any
securities of any issuer (other than securities          security which would cause it to concentrate
issued or guaranteed by the U.S.                         its investments in the securities of issuers
government or any of its agencies or                     primarily engaged in any particular industry
instrumentalities, or repurchase agreements              except as permitted by the Commission.
secured thereby) if, as a result, more than
25% of the Surviving Fund's total assets
would be invested in the securities of
companies whose principal business
activities are in the same industry.
Notwithstanding the foregoing, with respect
to the Surviving Fund's permissible futures
and options transactions in U.S.
Government securities, positions in such
options and futures shall not be subject to
this restriction. This restriction is not
applicable to investments in the municipal
obligations where the issuer is regarded as
a state, city, municipality or other public
authority since such entities are not
members of any "industry."
-------------------------------------------------------- -----------------------------------------------
The Surviving Fund may not borrow                        The Merging Fund may not borrow money,
money, except for temporary or emergency                 except to the extent permitted by applicable
purposes, or by engaging in reverse                      law.
repurchase transactions, in an amount not
exceeding 33-1/3% of the value of its total
assets at the time when the loan is made and
may pledge, mortgage or hypothecate no
more than 1/3 of its net assets to secure
such borrowings. Any borrowings
representing more than 5% of the Surviving
Fund's total assets must be repaid before
the Surviving Fund may make additional
investments.
-------------------------------------------------------- -----------------------------------------------
The Surviving Fund may not purchase or                   The Merging Fund may not purchase or sell
-------------------------------------------------------- -----------------------------------------------


                                       -16-


sell physical commodities unless acquired                commodities or commodity contracts unless
as a result of ownership of securities or                acquired as a result of ownership of
other instruments but this shall not prevent             securities or other instruments issued by
the Fund from (i) purchasing or selling                  persons that purchase or sell commodities
options and futures contracts or from                    or commodities contracts; but this shall not
investing in securities or other instruments             prevent the Merging Fund from purchasing,
backed by physical commodities or (ii)                   selling and entering into financial futures
engaging in forward purchases or sales of                contracts (including futures contracts on
foreign currencies or securities.                        indices of securities, interest rates and
                                                         currencies), options on financial futures
                                                         contracts (including futures contracts on
                                                         indices of securities, interest rates and
                                                         currencies), warrants, swaps, forward
                                                         contracts, foreign currency spot and forward
                                                         contracts or other derivative instruments
                                                         that are not related to physical commodities.
-------------------------------------------------------- -----------------------------------------------
The Surviving Fund may not make loans,                   The Merging Fund may make loans to other
except that the Surviving Fund may: (i)                  persons, in accordance with the Fund's
purchase and hold debt instruments                       investment objective and policies and to the
(including without limitation, bonds, notes,             extent permitted by applicable law.
debentures or other obligations and
certificates of deposit, bankers' acceptances
and fixed time deposits) in accordance with
its investment objectives and policies; (ii)
enter into repurchase agreements with
respect to portfolio securities; and (iii) lend
portfolio securities with a value not in
excess of one-third of the value of its total
assets. SHAREHOLDERS OF THE SURVIVING
FUND CURRENTLY ARE CONSIDERING A
PROPOSAL THAT, IF PASSED AT A SHAREHOLDER
MEETING TO BE HELD THE SAME DAY AS THE
MEETING OF THE MERGING FUND, WOULD
ADOPT A FUNDAMENTAL INVESTMENT
RESTRICTION REGARDING LOANS TO THE
MERGING FUND'S RESTRICTION.
-------------------------------------------------------- -----------------------------------------------

         Neither Fund may issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

         Neither Fund may underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.

         Neither Fund may purchase or sell real estate (including, for the Surviving Fund, real estate limited partnerships), except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and
(c) make direct investments in mortgages.

         Notwithstanding any other investment policy or restriction, the Surviving Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Surviving Fund. The Merging Fund currently invests all of its investable assets in the Master Portfolio. Following the Reorganizations, the Merging Fund will invest directly in portfolio securities.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Surviving Fund and/or the Merging Fund and may be changed by their respective Trustees.


-------------------------------------------------------- -----------------------------------------------


                    SURVIVING FUND                                           MERGING FUND
                   ----------------                                         --------------
-------------------------------------------------------- -----------------------------------------------
The Surviving Fund may not invest more                   The Merging Fund may not acquire any
than 15% of its net assets in illiquid                   illiquid securities, such as repurchase
securities.                                              agreements with more than seven days to
                                                         maturity or fixed time deposits with a
                                                         duration of over seven calendar days, if as a
                                                         result thereof, more than 15% of the market
                                                         value of the Merging Fund's net assets
                                                         would be in investments which are illiquid.
-------------------------------------------------------- -----------------------------------------------
The Surviving Fund may not make short                    The Merging Fund may not purchase
sales of securities, other than short sales              securities on margin, make short sales of
"against the box," or purchase securities on             securities, or maintain a short position,
margin except for short-term credits                     provided that this restriction shall not be
necessary for clearance of portfolio                     deemed to be applicable to the purchase or
transactions, provided that this restriction             sale of when-issued or delayed delivery
will not be applied to limit the use of                  securities, or to short sales that are covered
options, futures contracts and related                   in accordance with Commission rules.
options, in the manner otherwise permitted
by the investment restrictions, policies and
investment program of the Fund. The
Surviving Fund does not have the current
intention of making short sales against the
box.

-------------------------------------------------------- -----------------------------------------------

                                 -18-


The Surviving Fund may invest up to 5% of                The Merging Fund may not acquire
its total assets in the securities of any one            securities of other investment companies,
investment company, but may not own                      except as permitted by the  1940 Act or any
more than 3% of the securities of any one                order pursuant thereto.
investment company or invest more than
10% of its total assets in the securities of
other investment companies.

-------------------------------------------------------- -----------------------------------------------
The Surviving Fund may not purchase or                   The Merging Fund is not subject to a
sell interests in oil, gas or mineral leases.            similar non-fundamental restriction.
-------------------------------------------------------- -----------------------------------------------
The Surviving Fund may not write,                        The Merging Fund is not subject to a
purchase or sell any put or call option or               similar non-fundamental restriction.
any combination thereof, provided that this
shall not prevent (i) the writing, purchasing
or selling of puts, calls or combinations
thereof with respect to portfolio securities
or (ii) with respect to the Surviving Fund's
permissible futures and options
transactions, the writing, purchasing,
ownership, holding or selling of futures and
options positions or of puts, calls or
combinations thereof with respect to futures.

-------------------------------------------------------- -----------------------------------------------
The Surviving Fund may not, with respect                 The Merging Fund is not subject to a
to 50% of its assets, hold more than 10% of              similar non-fundamental restriction.
the outstanding voting securities of any
issuer.
-------------------------------------------------------- -----------------------------------------------

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

         Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares will be those of the Surviving Fund, which are generally similar to those of the Merging Fund. Please note that the Surviving Fund currently offers Institutional Class shares. In connection with the Reorganization and the Concurrent Reorganization, this class will be renamed "Select Class" and the Surviving Fund will introduce a new Institutional Class of shares. The following discussion applies to Institutional Class shares. This section is qualified in its entirety by the discussion in the

Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

SALES CHARGES

         There is no sales charge to buy or sell Institutional Class shares.

12b-1 FEES

         There is no Rule 12b-1 distribution plan for Institutional Class shares.

BUYING SURVIVING FUND SHARES

         THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

         The price shareholders pay for their shares is the net asset value per share (NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.

         The NAV of each class of the Surviving Fund's shares is generally calculated once each day at the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

         The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange, it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after the close of regular trading on the New York Stock Exchange, it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Surviving Fund is open for business.

         If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.

         The Surviving Fund has the right to reject any purchase order for any reason.

         All purchases of Institutional Class shares of the Surviving Fund must be paid for by federal funds wire. They generally may be purchased only through financial service firms, such as broker-dealers and banks that have an agreement with the Surviving Fund or the Fund's distributor.

         For Institutional Class shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Surviving Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m., Eastern time, on the day the shareholder buys.

         Shareholders seeking to buy Institutional Class shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

         A systematic investment plan is available for Institutional Class shares.

SELLING SURVIVING FUND SHARES

         THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

         Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.

         Under normal circumstances, if a request is received before the close of regular trading on the New York Stock Exchange, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

         Generally, proceeds are sent by check, electronic transfer or wire for Institutional Class shares. If a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds will be sent only to the bank account on the Surviving Fund's records.

         For Institutional Class shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

         A shareholder who purchased through an investment representative or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

         Shareholders may also sell their shares by contacting the Center directly by calling _______.

         A systematic withdrawal plan is available for Institutional Class shares.

EXCHANGING SURVIVING FUND SHARES

         THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

         Institutional Class shares of the Surviving Fund may be exchanged for Institutional Class shares in certain other JPMorgan Funds.

         For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

         The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Surviving Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

         For Institutional Class shares, the Surviving Fund may close an account if the balance falls below $1,000,000. The Surviving Fund may also close the account if an investor is in the systematic investment plan and fails to meet investment minimums over a 12-month period. At least 60 days' notice will be given before closing the account.

         Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Surviving Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not follow reasonable procedures.

         It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

         MFST, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.10% of the average daily net assets of the Institutional Class shares held by investors serviced by the shareholder servicing agent.

         JPMFAM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

         The Surviving Fund will issue multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Surviving Fund shares may receive a different amount for each class.

                             DISTRIBUTIONS AND TAXES

         The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

         The Surviving Fund distributes any net investment income at least monthly. Net capital gain is distributed annually. You have three options for your Surviving Fund distributions. You may:

         - reinvest all of them in additional Surviving Fund shares without a sales charge;

         - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

         - take all distributions in cash or as a deposit in a pre-assigned bank account.

         If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

         Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

         If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

         Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

         The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                            AND THE SURVIVING FUND'S
                             ORGANIZATION STRUCTURE

         There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

         The Merging Fund is organized as a series of JPMIF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

         The Surviving Fund is organized as a series of MFST, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFST's operations are governed by MFST's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

         Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMIF's Trustees and the business of the Surviving Fund is managed by MFST's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

         Information concerning the current Trustees and officers of MFST and JPMIF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

         Each of MFST and JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either MFST or JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of MFST or JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither MFST nor JPMIF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFST or JPMIF.

SHAREHOLDER VOTING RIGHTS

         A vacancy in the Board of either MFST or JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders of either MFST or JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFST and JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFST and JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

         Under the Declaration of Trust of each of MFST and JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFST and JPMIF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

         The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFST and JPMIF are available without charge upon written request to that trust.

                      INFORMATION RELATING TO THE ADVISORY
                          CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

         As noted above, the investment adviser of the Master Portfolio (and therefore the Merging Fund's assets) is JPMIM. Pursuant to an Advisory Agreement, the investment adviser of the Surviving Fund is JPMFAM. JPMFAM is responsible for the day-to-day management of the Surviving Fund.

DESCRIPTION OF JPMFAM

         JPMFAM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMFAM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. As of _______ __, 2001, JPMFAM and certain of its affiliates (including JPMIM) provided investment management services with respect to assets of approximately $___ billion.

         Under the Advisory Agreement, JPMFAM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMFAM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. Under the Advisory Agreement, JPMFAM is obligated to furnish employees, office space and facilities required for the operation of the Surviving Fund. The services provided to the Surviving Fund by JPMFAM are substantially similar to the services currently provided to the Master Portfolio and, therefore, indirectly to the Merging Fund by JPMIM.

         EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMFAM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.30%. The Master Portfolio and, therefore, indirectly the Merging Fund also currently pay 0.30% of average net assets with respect to its assets in the Master Portfolio to JPMIM for its advisory services. JPMFAM may waive fees from time to time.

         Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMFAM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

         SUBCONTRACTING. JPMFAM is authorized by the Advisory Agreement to employ or associate with such other persons or entities as it believes to be appropriate to assist it in the performance of its duties. Any such person is required to be compensated by JPMFAM, not by the Surviving Fund, and to be approved by the shareholders of that Fund as required by the 1940 Act.

         LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMFAM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by MFST or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

         DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of MFST or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the MFST Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMFAM, and by JPMFAM on 60 days' written notice to MFST.

PORTFOLIO MANAGER

         Pamela Hunter, Carolyn J. Gill , Benjamin Thompson, Robert W. Meiselas, and Kingsly Wood, Jr. form the combined management team that is responsible for the day-to-day management of the Surviving Fund. Ms. Hunter is a Managing Director at JPMFAM and heads the team providing tax exempt strategy, research and portfolio management. She has been employed at JPMFAM and its predecessors since 1980. Ms. Gill is a Vice President and Senior Portfolio Manager at JPMFAM. She has been employed at JPMFAM and its predecessors since 1986. Mr. Thompson was a Vice President of JPMIM since June 1999, and a former Senior Fixed Income Portfolio Manager at Goldman Sachs. Mr. Meiselas was made a Vice President of JPMIM in 1997 and he has worked at J.P. Morgan & Co. since 1987. Mr. Wood became a Vice President of JPMIM in January 2000, prior to that he was a Senior Fixed Income Portfolio Manager at Mercantile Bank and Trust and an Institutional Tax-Exempt Trader at ABN-AMRO and Kemper Securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         JPMFAM, as the investment adviser to the Surviving Fund, has responsibilities with respect to the Fund's portfolio transactions and brokerage arrangements pursuant to the Fund's policies, subject to the overall authority of the MFST Board.

         Under the Advisory Agreement, JPMFAM, subject to the general supervision of the Board, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Surviving Fund with brokers and dealers selected by JPMFAM. These brokers and dealers may include brokers or dealers affiliated with JPMFAM to the extent permitted by the 1940 Act and MFST's policies and procedures applicable to the Fund. JPMFAM shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to such Fund. In assessing the best overall terms available for any transaction, JPMFAM shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to JPMFAM, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In no event shall JPMFAM be under any duty to obtain the lowest commission or the best net price for the Fund on any particular transaction, nor shall JPMFAM be under any duty to execute any order in a fashion either preferential to such Fund relative to other accounts managed by JPMFAM or otherwise materially adverse to such other accounts.

         In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to JPMFAM, the Fund and/or the other accounts over which JPMFAM exercises investment discretion. JPMFAM is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if JPMFAM determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of JPMFAM with respect to accounts over which it exercises investment discretion. JPMFAM shall report to the Board regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to such Fund.

         In executing portfolio transactions for the Fund, JPMFAM may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other funds or its other clients if, in JPMFAM's reasonable judgment, such aggregation (i) will result in an overall economic benefit to such fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in MFST's registration statement, as the case may be, and the Fund's Prospectus and Statement of Additional Information. In such event, JPMFAM will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to such Fund and such other clients.

         It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which JPMFAM exercises investment discretion. Conversely, MFST or any of its portfolios may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

OTHER SERVICES

         The Distributor, a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the Merging Fund's distributor and sub-administrator, is the distributor and sub-administrator for the Surviving Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

         Chase serves as administrator, shareholder servicing agent, fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent, for the Surviving Fund. The services provided by Chase include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, Chase is responsible for the daily safekeeping of securities and cash held by the Surviving Fund.

ADMINISTRATOR

         As administrator, Chase receives a fee of 0.15% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administration fee will be amended to reduce the fee to 0.075% for complex wide non-money market Fund assets in excess of $26 billion.

                                   PROPOSAL 2:
                              ELECTION OF TRUSTEES

         It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMIF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFST are being asked to approve the same Trustees as are being proposed for JPMIF.

         In connection with the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMFAM, JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of MFST and certain current Trustees of JPMIF. Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected.

         Shareholders of MFST are concurrently considering the election of the same individuals to the Board of Trustees of MFST. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of MFST and JPMIF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

         The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

THE JPMIF BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

         The election of each of the Nominees listed below requires the affirmative vote of a majority of all the votes entitled to be cast at the Meeting by all shareholders of JPMIF.

         The following are the nominees:

         The Board of Trustees of JPMIF met ___ times during the fiscal year ended July 31, 2000, and each of the Trustees attended at least 75% of the meetings.

         The Board of Trustees of JPMIF presently has an Audit Committee. The members of the Audit Committee are Messrs. __________. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal year ended July 31, 2000.

         A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of JPMIF, the Master Portfolio and certain other investment companies in the Fund Complex, up to and including creating a separate board of trustees.

*Interested Trustee, as defined by the 1940 Act.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

         Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the investment companies in the Fund Complex and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

         Trustee compensation expenses paid for the calendar year ended December 31, 2000 are set forth below.

                                                 Aggregate Trustee
                                              Compensation Paid by the    Total Trustee Compensation Accrued
             Name of Trustee                     Trust During 2000         by Fund Complex(1) During 2000(2)
------------------------------------------    ------------------------    ----------------------------------
Frederick S. Addy, Trustee                           $   11,238                        $   75,000
William G. Burns, Trustee                            $   11,238                        $   75,000
Arthur C. Eschenlauer, Trustee                       $   11,238                        $   75,000
Matthew Healey, Trustee(3)
     Chairman and Chief Executive Officer            $   11,238                        $   75,000
Michael P. Mallardi, Trustee                         $   11,238                        $   75,000
-----------------

1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.


2 No investment company within the Fund Complex has a pension or retirement plan.


3 During 2000, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

         The Trustees decide upon general policies and are responsible for overseeing JPMIF's business affairs. Each of JPMIF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities.
 Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc.

JPMIF has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. It is anticipated that the Merging Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization.

         The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

MERGING FUND-- For the fiscal year ended August 31, 1998: $13,354. For the eleven months ended July 31, 1999: $9,770. For the fiscal year ended July 31, 2000: $6,210.

MASTER PORTFOLIO-- For the fiscal year ended August 31, 1998: $21,294. For the eleven months ended July 31, 1999: $17,915. For the fiscal year ended July 31, 2000: $12,760.

ADVISORY BOARD

         The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The Advisory Board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of JPMIF; but has no power to vote upon any matter put to a vote of the Trustees. The Advisory Board and the members thereof also serve each of the other trusts in the Fund Complex. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of JPMIF, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each Member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Fund Complex and is reimbursed for expenses incurred in connection for such service. The Members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

         Ann Maynard Gray -- President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

         John R. Laird-- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

         Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

         James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

PRINCIPAL EXECUTIVE OFFICERS:

         JPMIF's and the Master Portfolio's principal executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of JPMIM, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of JPMIF and the Master Portfolio. JPMIF and the Master Portfolio have no employees.

         The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston,
Massachusetts 02109. The principal executive officers of JPMIF are as follows:

NAME AND POSITION                           AGE       PRINCIPAL OCCUPATION AND OTHER INFORMATION
----------------------------------------    ---       -------------------------------------------------------
Matthew Healey                              63        Chief Executive Officer; Chairman, Pierpont Group,
                                                      since prior to 1993.  His address is Pine Tree Country
                                                      Club Estates, 10286 Saint Andrews Road, Boynton Beach,
                                                      Florida 33436.
Margaret W. Chambers                        41        Vice President and Secretary.  Senior Vice President
                                                      and General Counsel of FDI since April, 1998.  From
                                                      August 1996 to March 1998, Ms. Chambers was Vice
                                                      President and Assistant General Counsel for Loomis,
                                                      Sayles & Company, L.P.  From January 1986 to July 1996,
                                                      she was an associate with the law firm of Ropes & Gray.
George A. Rio                               46        President and Treasurer.  Executive Vice President and
                                                      Client Service Director of FDI since April 1998.  From
                                                      June 1995 to March 1998, Mr. Rio was Senior Vice
                                                      President and Senior Key Account Manager for Putnam
                                                      Mutual Funds.  From May 1994 to June 1995, Mr. Rio was
                                                      Director of Business Development for First Data
                                                      Corporation.

ACCOUNTANTS

         PricewaterhouseCoopers LLP serves as the Merging Fund's, the Master Portfolio's and the Surviving Fund's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFST or JPMIF engages it to do so.

         AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $37,500.

         FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund, the Master Portfolio, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $0.

         ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund, the Master Portfolio, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,300.

         The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of Pricewaterhouse Coopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

         This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMIF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMIF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMIF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMIF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMIF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

         Only the Merging Fund Shareholders of record at the close of business on _________, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted _____________ Merging Fund Shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

         The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund Shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund Shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund Shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund Shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

         All Merging Fund Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposals.

         A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMIF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

         JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund), will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Prospectus/Proxy Statement and form of proxy. In addition to solicitations by mail, proxies may also be solicited by officers and regular employees of JPMIF by personal interview, by telephone or by telegraph without additional remuneration thereof. Professional solicitors may also be retained.

ABSTENTIONS AND BROKER NON-VOTES

         In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

         On the record date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Merging Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                              Percentage of      Percentage of
                                Amount of     Merging Fund       Surviving Fund
                                 Shares      Owned on Record       Owned Upon
      Name and Address           Owned            Date            Consummation
-----------------------------   ---------    ---------------     ---------------

         On the record date, the Trustees and officers of MFST as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Surviving Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                                       Percentage of
                                       Amount of      Surviving Fund     Percentage of Surviving
                                        Shares        Owned on Record        Fund Owned Upon
         Name and Address                Owned             Date                Consummation
------------------------------------   ---------      ----------------   ------------------------

                       ADDITIONAL INFORMATION ABOUT JPMIF

         Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMIF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500

West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        ADDITIONAL INFORMATION ABOUT MFST

         Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in MFST's Statement of Additional Information, which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-348-4782. MFST is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

         The audited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal year ended July 31, 2000 and the Surviving Fund for the fiscal year ended August 31, 2000 and the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended July 31, 2000 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, of the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

         The unaudited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal period ended January 31, 2001 and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal period ended January 31, 2001 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS

         The JPMIF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMIF

Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

         Neither MFST nor JPMIF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to JPMIF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-766-7722.

                                    * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this ____ day of ______, 2001 by and among J.P. Morgan Institutional Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan Institutional Tax Exempt Bond Fund (the "Transferor Portfolio"), Mutual Fund Select Trust (the "Acquiring Trust"), a Massachusetts business trust, on behalf of JPMorgan Intermediate Tax Free Income Fund (formerly, Chase Vista Intermediate Tax Free Income Fund) (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

         WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

         WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

         1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

         (a)  PLAN OF REORGANIZATION.

         (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in
Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Institutional Class share class in exchange for shares of the Transferor Portfolio, with the amounts of shares of each share class to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by The Chase Manhattan Bank (the "Custodian"), as custodian and pricing agent for the Transferor Portfolio and the Acquiring Portfolio. The determination of said Custodian shall be conclusive and binding on all parties in interest.

         (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

         (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

         (b)  EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

         (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on August 11, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").

         (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

         (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

         (c)  VALUATION.

         (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

         (ii) The number of Institutional Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Institutional Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

         (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

         2.   REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

         The Acquiring Trust represents and warrants as follows:

         (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

         (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of February 28, 2001 there were outstanding 65,776 shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

         (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended August 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

         (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

         (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

         (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to August 31, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

         (i) NO MATERIAL ADVERSE CHANGE. Since August 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

         (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

         (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

         (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

         (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

         3.   REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

         The Transferor Trust represents and warrants as follows:

         (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the

Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

         (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of February 28, 2001 there were outstanding 52,586 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

         (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and The Tax Exempt Bond Portfolio for the fiscal year ended July 31, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and the Tax Exempt Bond Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP. The unaudited financial statements for the Transferor Trust with respect to the Transferor Portfolio and The Tax Exempt Bond Portfolio for the fiscal period ended January 31, 2001 fairly present the financial position of the Transferor Portfolio and the Tax Exempt Bond Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

         (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

         (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to January 31, 2001 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

         (h) NO MATERIAL ADVERSE CHANGE. Since January 31, 2001, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

         (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

         (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

         (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under

Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

         (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

         4.   COVENANTS OF THE ACQUIRING TRUST

         The Acquiring Trust covenants to the following:

         (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

         (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         5.   COVENANTS OF THE TRANSFEROR TRUST

         The Transferor Trust covenants to the following:

         (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

         (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities
Act) and, except as so indicated, all such securities are or will be readily marketable.

         (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and
(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this Section 5(c).

         (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

         (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of
Section 381 of the Code.

         6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

         The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

         (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since August 31, 2000.

         (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

         (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor

Portfolio and the Acquiring Portfolio, and to shareholders of each Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio;
(ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization); and (v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

         (e) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan Tax Exempt Bond Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

         7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST.

         The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

         (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since January 31, 2001.

         (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

         (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

         (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

         (f)  TAX OPINION.  The Acquiring Trust shall have received the Tax
Opinion.

         (g) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan Tax Exempt Bond Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

         8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

         (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

         (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

         (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMFAM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or J.P. Morgan Investment Management Inc. ("JPMIM") on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

         (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

         (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

         9.   EXPENSES.

         The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Acquiring Portfolio are not higher than those set forth in the Registration Statement for a period of three years after the Exchange Date.

         10.  NOTICES.

         Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

         if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

              1211 Avenue of the Americas, 41st Floor
              New York, New York 10036

              with a copy to:

              Simpson Thacher & Bartlett
              425 Lexington Avenue
              New York, New York 10017
              Attention: Sarah E. Cogan, Esq.

         if to the Transferor Trust (for itself or on behalf of the Transferor Portfolio):

              60 State Street
              Suite 1300
              Boston, Massachusetts 02109

              with a copy to:

              Sullivan & Cromwell
              125 Broad Street
              New York, New York  10004
              Attention:  John E. Baumgardner, Jr., Esq.

         11.  RELIANCE.

         All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

         12.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT.

         (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

         (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

         (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

         (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

         (e) The name "J.P. Morgan Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

         (f) The name "Mutual Fund Select Trust" is the designation of its Trustees under a Declaration of Trust dated October 1, 1996, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

         IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.


         J.P. MORGAN INSTITUTIONAL FUNDS

         on behalf of J.P. Morgan Institutional Tax Exempt Bond Fund


         By:
            --------------------------------------------------
               Name:
               Title:


         MUTUAL FUND SELECT TRUST

         on behalf of JPMorgan Intermediate Tax Free Income Fund


         By:
            --------------------------------------------------
               Name:
               Title:


         Agreed and acknowledged with respect to Section 9:


         J.P. MORGAN CHASE & CO.


         By:
            --------------------------------------------------
               Name:
               Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
                 J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND,
                         A SERIES OF J.P. MORGAN FUNDS)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 12, 2001 for the Special Meeting of Shareholders of J.P. Morgan Institutional Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling the Merging Fund at 1-800-766-7722.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Surviving Fund and the Merging Fund is contained in each of MFST's and JPMIF's Statements of Additional Information, which are incorporated herein by reference.

         The date of this Statement of Additional Information is May 12, 2001.

                               GENERAL INFORMATION

         The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

         With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of __________, 2001 by and among JPMIF, on behalf of the Merging Fund, MFST, on behalf of the Surviving Fund, and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by MFST in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

         Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of shares in the Merging Fund will receive Institutional Class shares of the Surviving Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

         At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMIF.

         A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The audited financial highlights, financial statements and notes thereto of the Merging Fund and the audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in their respective Annual Reports, each dated July 31, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements and notes thereto of the Surviving Fund contained in its Annual Report dated August 31, 2000 of Surviving Fund are incorporated by reference into this Statement of Additional Information of the Surviving Fund related to this Combined Prospectus/Proxy Statement. The unaudited financial highlights, financial statements and notes thereto of the Merging Fund and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio contained in their respective Semi-Annual Reports, each dated January 31, 2001, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Merging Fund's, the Master Portfolio's and the Surviving Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund and the Master Portfolio for the fiscal year ended July 31, 2000 and for the Surviving Fund for the fiscal year ended August 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
               SHARES                                                                                      VALUE
                            PRO                                                                                            PRO
                           FORMA                                                                                          FORMA
                          COMBINED                                                                                       COMBINED
  JPMORGAN                JPMORGAN                                                               JPMORGAN                JPMORGAN
INTERMEDIATE   JPMORGAN INTERMEDIATE                                                           INTERMEDIATE  JPMORGAN  INTERMEDIATE
     TAX         TAX        TAX                                                                    TAX         TAX         TAX
    FREE        EXEMPT      FREE                                                                   FREE       EXEMPT       FREE
   INCOME        BOND       BOND                                                                  INCOME       BOND        BOND
    FUND      PORTFOLIO     FUND                                                                   FUND      PORTFOLIO     FUND
------------  ---------  ---------                                                             ------------  ---------  ---------
                                   MUNICIPALS 98.29%

                                   GENERAL OBLIGATIONS & HOUSE AUTHORITY            58.76%
                                   ALABAMA                                           0.80%

                                   Alabama State, Public
                                   School & College Authority, Capital Improvement,
                                   Ser. D, Rev.,
    8,485                  8,485   5.25%, 8/1/2005                                              $   8,975    $      -   $    8,975
    2,650                  2,650   Alabama State, Ser. A, GO, 5.50%, 10/1/2002                      2,732                    2,732
                                   Shelby County, Alabama, Board of Education,
    1,000                  1,000   Capital Outlay School Warrants, 5.70%, 2/1/2009                  1,070                    1,070

                                                                                                   12,777          -        12,777

                                   CALIFORNIA                                        0.34%
                                   Los Angeles County, California, Public Works
                                   Financing Authority, Regional Park & Open
                                   Space District, Ser. A, Rev., ^, 6.00%,
    5,000                  5,000   10/1/2004                                                        5,513                    5,513

                                   COLORADO                                          0.21%
                                   Eagle, Garfield & Routt Counties, Colorado,
                                   School District No. Re 50J, GO, ^, 6.13%,
    3,000                  3,000   12/1/2004                                                        3,312                    3,312

                                   CONNECTICUT                                       1.25%
            7,240          7,240   Connecticut, Series 1997 B, 5.88%, 6/15/17                                  7,858         7,858
            6,655          6,655   Connecticut, Series 2000 C, 5.25%, 12/15/11                                 7,142         7,142
                                   Connecticut State, Special Tax Obligation,
                                   Transportation Infrastructure, Ser. A, Rev.,
    4,735                  4,735   5.40%, 6/1/2009                                                  5,003                    5,003

                                                                                                    5,003     15,000        20,003

                                   DELAWARE                                          0.20%
                                   Delaware Transportation Authority,
    3,000                  3,000   Transportation System, Rev., 6.00%, 7/1/2005                     3,252                    3,252

                                   FLORIDA                                           0.56%
                                   Dade County, Florida, Aviation, Ser. B, Rev.,
    2,000                  2,000   6.40%, 10/1/2006                                                 2,205                    2,205
                                   Florida State Board Education Capital Outlay,
              465            465   7.00%, 6/1/01                                                                 466           466
                                   Florida State, Board of Education, Capital
                                   Outlay, Public Education, Ser. B, GO, 5.25%,
    1,495                  1,495   6/1/2012                                                         1,600                    1,600
                                   Florida State, Department of Corrections,
    2,000                  2,000   Okeechobee Correctional, COP, 6.00%, 3/1/2008                    2,173                    2,173
                                   Miami-Dade County, Florida, Aviation, Ser. A,
    2,350                  2,350   Rev., 5.25%, 10/1/2007                                          2,487                    2,487

                                                                                                  8,465        466         8,931

                                   GEORGIA                                           2.83%
                                   Forsyth County, Georgia, School District, GO,
    1,720                  1,720   5.00%, 7/1/2012                                                  1,800                    1,800
            2,630          2,630   Fulton County School District, 6.38%, 5/1/14                               3,072         3,072
                                   Georgia Municipal Electric Authority, Ser. DD,
    5,000                  5,000   Rev., 7.00%, 1/1/2008                                            5,822                    5,822
    5,000                  5,000   Georgia State, Ser. B, GO, 6.25%, 4/1/2004                       5,372                    5,372
    2,000                  2,000   Georgia State, Ser. D, GO, 6.00%, 10/1/2004                      2,156                    2,156
           11,000         11,000   Georgia, Series 1991 D, 3.00%, 11/1/11                                      9,713         9,713
            3,000          3,000   Georgia, Series 1992 B, 6.30%, 3/1/10                                       3,450         3,450
            6,000          6,000   Georgia, Series 1995 B, 7.20%, 3/1/07                                       6,996         6,996

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)


                                                                                                          MARKET
              SHARES                                                                                      VALUE
                           PRO                                                                                             PRO
                          FORMA                                                                                           FORMA
                         COMBINED                                                                                        COMBINED
 JPMORGAN                JPMORGAN                                                                JPMORGAN                JPMORGAN
INTERMEDIATE  JPMORGAN INTERMEDIATE                                                            INTERMEDIATE  JPMORGAN  INTERMEDIATE
   TAX         TAX         TAX                                                                     TAX         TAX         TAX
   FREE       EXEMPT       FREE                                                                    FREE       EXEMPT       FREE
  INCOME       BOND        BOND                                                                   INCOME      BOND         BOND
   FUND     PORTFOLIO      FUND                                                                    FUND     PORTFOLIO      FUND
----------- ----------  ---------                                                             ------------ -----------   ---------
                                 Gwinnett County School District, Series 1992
            2,500        2,500   B, 6.40%, 2/1/08                                                           2,836         2,836
                                 Metropolitan Atlanta Rapid Transit Authority,
                                 Georgia, Sales Tax, Second Indenture, Ser. A,
    3,700                3,700   Rev., ^, 6.90%, 7/1/2004                                        4,140                    4,140

                                                                                                19,290     26,067        45,357

                                 HAWAI                                             0.44%
    4,405                4,405   Hawaii State, Ser CK, GO, ^, 5.25%, 9/1/2005                    4,675                    4,675
                                 Honolulu, Hawaii, City & County, Ser. A, GO,
    2,000                2,000   7.35%, 7/1/2006                                                 2,313                    2,313

                                                                                                 6,988          -         6,988

                                 ILLINOIS                                          5.18%
                                 Chicago, Illinois, Metropolitan Water
                                 Reclamation District, Greater Chicago,
                                 Capital Improvement Bonds, GO, ^, 7.00%,
    1,500                1,500   1/1/2008                                                        1,746                    1,746
                                 Chicago, Illinois, Metropolitan Water
                                 Reclamation District, Greater Chicago, Capital
   10,000               10,000   Improvement,  GO, 5.50%, 12/1/2012                             10,895                   10,895
                                 Chicago, Illinois, Metropolitan Water
                                 Reclamation District, Greater Chicago, GO,
    5,000                5,000   5.50%, 12/1/2008                                                5,437                    5,437
                                 Chicago, Illinois, Metropolitan Water
                                 Reclamation District, Greater Chicago, GO,
   10,025               10,025   5.50%, 12/1/2009                                               10,917                   10,917
                                 Chicago, Illinois, Metropolitan Water
                                 Reclamation District, Greater Chicago, GO,
    7,200                7,200   5.95%, 12/1/2007                                                7,987                    7,987
                                 Chicago, Illinois, O'Hare International
                                 Airport,  General Airport, Second Lien, Ser.
    3,000                3,000   A, Rev., 6.75%, 1/1/2006                                        3,347                    3,347
                                 Chicago, Illinois, O'Hare International
                                 Airport,  Passenger Facilities Charge,  Ser.
    6,055                6,055   A, Rev., 5.38%, 1/1/2007                                        6,440                    6,440
                                 Chicago, Illinois,  Park District, Harbor
    1,245                1,245   Facilities, Rev., 5.38%, 1/1/2006                               1,315                    1,315
                                 Cook, Kane, Lake & McHenry Counties Community
                                 College District No. 512, Series 2001 A,
                                 (William Rainey Harper College), 5.50%,
            4,520        4,520   12/1/17                                                                    4,672         4,672
                                 Illinois Regional Transportation Authority,
    1,000                1,000   Ser. B, Rev., 6.40%, 6/1/2012                                   1,165                    1,165
    1,810                1,810   Illinois State, 1st Ser., GO, 5.25%, 8/1/2005                   1,908                    1,908
    2,565                2,565   Illinois State, 1st Ser., GO, 5.50%, 8/1/2006                   2,751                    2,751
    4,000                4,000   Illinois State, 1st Ser., GO, 5.50%, 8/1/2007                   4,313                    4,313
    5,485                5,485   Illinois State, GO, 5.25%, 4/1/2004                             5,713                    5,713
    2,000                2,000   Illinois State, GO, 5.25%, 6/1/2010                             2,125                    2,125
    1,320                1,320   Illinois State, GO, 5.50%, 8/1/2006                             1,405                    1,405
   10,000               10,000   Illinois State, GO, 5.50%, 4/1/2010                            10,762                   10,762

                                                                                                78,226      4,672        82,898

                                 INDIANA                                           1.42%
                                 Indiana Municipal Power Agency, Power Supply
    2,600                2,600   Systems, Ser. B, Rev., 5.63%, 1/1/2005                          2,757                    2,757
                                 Indiana Municipal Power Agency, Power Supply
    5,500                5,500   Systems, Ser. B, Rev.,5.80%, 1/1/2008                           6,015                    6,015
                                 Indiana State, Office Building Commission
    2,485                2,485   Facilities, Ser. A, Rev., 5.00%, 7/1/2004                       2,576                    2,576
                                 Indianapolis, Indiana, Gas Utility,
                                 Distribution Systems, Ser. A, Rev., 5.75%,
    7,315                7,315   8/15/2008                                                       8,030                    8,030

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                             PRO                                                                                           PRO
                            FORMA                                                                                         FORMA
                           COMBINED                                                                                      COMBINED
 JPMORGAN                  JPMORGAN                                                             JPMORGAN                 JPMORGAN
INTERMEDIATE    JPMORGAN INTERMEDIATE                                                         INTERMEDIATE   JPMORGAN  INTERMEDIATE
   TAX           TAX         TAX                                                                   TAX         TAX         TAX
   FREE         EXEMPT       FREE                                                                  FREE       EXEMPT       FREE
  INCOME         BOND        BOND                                                                 INCOME       BOND        BOND
   FUND       PORTFOLIO      FUND                                                                  FUND      PORTFOLIO     FUND
-----------   ---------- ----------                                                             ------------ ----------  ---------
                                 Indianapolis, Indiana, Local Public
                                 Improvement, Bond Bank, Ser. A, Rev., 6.50%,
    3,000                3,000   1/1/2008                                                        3,397                    3,397

                                                                                                22,775          -        22,775

                                 KANSAS                                            0.14%
                                 Kansas State, Department of Transportation,
    2,175                2,175   Highway, Rev., 5.00%, 9/1/2003                                  2,245                    2,245

                                 KENTUCKY                                          0.02%
                                 Owensboro, Kentucky, Electric Light & Power,
      275                  275   Rev., ^, 10.50%, 1/1/2004                                         298                      298

                                 LOUISIANA                                         0.22%
                                 Lake Charles, Louisiana, Harbor & Terminal
                                 District, Reynolds Metals Co. Project, Rev.,
    3,500                3,500   5.50%, 5/1/2006                                                 3,571                    3,571

                                 MARYLAND                                          3.38%
            3,000        3,000   Maryland, Series 1991-3, 6.40%, 7/15/03                                    3,045         3,045
                                 Maryland State GO, Series 2000-1, (State &
            5,000        5,000   Local Facilities Loan), 5.13%, 8/1/05                                      5,275         5,275
                                 Maryland State, Stadium Authority, Rev.,
    3,335                3,335   5.75%, 12/15/2008                                               3,587                    3,587
                                 Maryland State, Stadium Authority, Rev.,
    3,535                3,535   5.80%, 12/15/2009                                               3,796                    3,796
                                 Maryland State, State & Local Facilities Loan,
   15,640               15,640   Third Ser., GO, 5.80%, 10/15/2008                              16,768                   16,768
                                 Maryland State, Transportation Authority,
                                 Transportation Facilities Project, Rev.,
    6,500                6,500   5.80%, 7/1/2006                                                 7,103                    7,103
                                 Montgomery County, (Consumer Public
            7,000        7,000   Improvement), 4.75%, 2/1/04                                                7,220         7,220
                                 Montgomery County, (Consumer Public
            7,000        7,000   Improvement), 5.00%, 2/1/10                                                7,403         7,403

                                                                                                31,254     22,943        54,197

                                 MASSACHUSETTS                                     2.82%
                                 Chelsea, Massachusetts, School Project Loan
    5,000                5,000   Act of 1948, GO, ^, 5.90%, 6/15/2004                            5,438                    5,438
                                 Massachusetts Bay, Transportation Authority,
                                 General Transportation Systems, Ser. A, Rev.,
    2,045                2,045   5.50%, 3/1/2014                                                 2,222                    2,222
                                 Massachusetts State GO, Series 2000 B, 5.75%,
           14,035       14,035   6/1/12                                                                    15,319        15,319
                                 Massachusetts State, Housing Finance Agency,
                                 Residential Development, Ser. C, Rev., 6.45%,
    3,000                3,000   5/15/2004                                                       3,146                    3,146
                                 Massachusetts State, Turnpike Authority, Ser.
   10,000               10,000   A, Rev., ^, 5.00%, 1/1/2013                                    10,445                   10,445
                                 Massachusetts State, Water Resources
    3,000                3,000   Authority, Ser. C, Rev., 5.25%, 12/1/2015                       3,177                    3,177
                                 Massachusetts State, Water Resources
    2,000                2,000   Authority, Ser. A, Rev., 5.50%, 8/1/2013                        2,185                    2,185
                                 Southeastern, Massachusetts, University
                                 Building Authority Project, Ser. A, Rev.,
    1,980                1,980   5.90%, 5/1/2009                                                 2,138                    2,138
                                 Southeastern, Massachusetts, University
                                 Building Authority Project, Ser. A, Rev.,
    1,000                1,000   5.90%, 5/1/2010                                                 1,076                    1,076

                                                                                                29,827     15,319        45,146

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                          PRO                                                                                              PRO
                         FORMA                                                                                            FORMA
                        COMBINED                                                                                         COMBINED
 JPMORGAN               JPMORGAN                                                              JPMORGAN                   JPMORGAN
INTERMEDIATE  JPMORGAN INTERMEDIATE                                                         INTERMEDIATE   JPMORGAN    INTERMEDIATE
   TAX          TAX       TAX                                                                    TAX          TAX          TAX
   FREE       EXEMPT      FREE                                                                   FREE        EXEMPT        FREE
  INCOME       BOND       BOND                                                                  INCOME        BOND         BOND
   FUND      PORTFOLIO    FUND                                                                   FUND       PORTFOLIO      FUND
-----------  ---------  ---------                                                             ------------  ---------    ---------
                                 MICHIGAN                                          2.26%
                                 Michigan State, Environmental Protection
    2,030                2,030   Program, GO, 5.50%, 11/1/2004                                   2,157                    2,157
                                 Michigan State, Trunk Line, Ser. A, Rev.,
   10,750               10,750   5.25%, 11/1/2013                                               11,457                   11,457
                                 Michigan State, Trunk Line, Ser. A, Rev.,
    4,000                4,000   5.25%, 11/1/2015                                                4,218                    4,218
                                 Michigan State, Underground Storage Tank,
                                 Financial Assurance Authority, Ser. I, Rev.,
    3,565                3,565   5.75%, 5/1/2010                                                 3,824                    3,824
                                 Wayne Charter County, Michigan, Airport, Ser.
   10,000               10,000   A, Rev., 5.25%, 12/1/2006                                      10,537                   10,537
                                 Wayne Charter County, Michigan, Airport, Ser.
    3,780                3,780   A, Rev., 5.50%, 12/1/2007                                       4,046                    4,046

                                                                                                36,239          -        36,239

                                 MINNESOTA                                         0.84%
            9,330        9,330   Minnesota State, 5.50%, 6/1/10                                            10,201        10,201
                                 University of Minnesota, Ser. A, Rev., 5.75%,
    3,000                3,000   7/1/2015                                                        3,316                    3,316

                                                                                                 3,316     10,201        13,517

                                 MISSISSIPPI                                       1.18%
           11,150       11,150   Mississippi State, 6.20%, 2/1/08                                          12,405        12,405
                                 Mississippi State, Capital Improvements Issue,
    4,000                4,000   Ser. I, GO, 5.50%, 11/1/2006                                    4,312                    4,312
    2,000                2,000   Mississippi State, GO, 5.75%, 12/1/2012                         2,228                    2,228

                                                                                                 6,540     12,405        18,945

                                 MISSOURI                                          0.08%
                                 Missouri State, Environmental Improvement &
                                 Energy Resources Authority, Water Pollution
                                 Control & Drinking Water, State Revolving
    1,105                1,105   Funds Program, Ser. B, Rev., 5.50%, 7/1/2012                    1,209                    1,209

                                 NEBRASKA                                          0.16%
                                 American Public Energy Agency, Nebraska, Gas
                                 Supply, Public Gas Agency Project, Ser. A,
    2,635                2,635   Rev., 5.25%, 6/1/2011                                           2,637                    2,637

                                 NEVADA                                            1.17%
                                 Henderson, Nevada, Water & Sewer, Ser. A, GO,
    2,415                2,415   5.50%, 9/1/2008                                                 2,614                    2,614
    1,000                1,000   Nevada State, GO, 6.75%, 7/1/2003                               1,010                    1,010
                                 Nevada State, Municipal Bond Bank, GO, ^,
    1,000                1,000   7.20%, 11/1/2004                                                1,023                    1,023
                                 Nevada State, Municipal Bond Bank, Project No.
    1,000                1,000   20-23A, GO, ^, 7.20%, 7/1/2002                                  1,008                    1,008
    5,390                5,390   Nevada State, Ser. A, GO, 5.00%, 7/1/2010                       5,629                    5,629
    5,000                5,000   Nevada State, Ser. A, GO, 5.60%, 7/15/2006                      5,299                    5,299
    2,000                2,000   Nevada State, Ser. C, GO, 6.50%, 5/1/2005                       2,197                    2,197

                                                                                                18,780          -        18,780

                                 NEW JERSEY                                        4.86%
    3,245                3,245   Elizabeth, New Jersey, GO, 6.25, 8/15/2008                      3,576                    3,576
            4,180        4,180   Jersey City, Series 1996 A, 6.25%, 10/1/11                                 4,815         4,815

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                          PRO                                                                                             PRO
                         FORMA                                                                                           FORMA
                        COMBINED                                                                                        COMBINED
  JPMORGAN              JPMORGAN                                                              JPMORGAN                  JPMORGAN
INTERMEDIATE JPMORGAN  INTERMEDIATE                                                         INTERMEDIATE   JPMORGAN   INTERMEDIATE
   TAX         TAX       TAX                                                                    TAX           TAX         TAX
   FREE       EXEMPT     FREE                                                                   FREE         EXEMPT       FREE
  INCOME       BOND      BOND                                                                  INCOME         BOND        BOND
   FUND      PORTFOLIO   FUND                                                                   FUND        PORTFOLIO     FUND
----------- ---------- ---------                                                             ------------- -----------  ----------
                                 New Jersey Building Authority, State Building,
   10,000               10,000   Rev., 5.75%, 6/15/2009                                         11,015                   11,015
                                 New Jersey Economic Development Authority,
                                 Market Transition Facility, Senior Lien, Ser.
      955                  955   A, Rev., 5.80%, 7/1/2008                                        1,029                    1,029
                                 New Jersey Economic Development Authority,
                                 Market Transition Facility, Senior Lien, Ser.
    8,800                8,800   A, Rev., 5.80%, 7/1/2009                                        9,482                    9,482
           10,000       10,000   New Jersey State, 5.50%, 5/1/07                                           10,815        10,815
                                 New Jersey State, Transportation Trust Fund
    7,000                7,000   Authority, Ser. B, Rev., 5.50%, 6/15/2009                       7,485                    7,485
                                 New Jersey State, Transportation Trust Fund
                                 Authority, Transportation Systems, Ser. A,
    3,660                3,660   Rev., 5.75%, 6/15/2015                                          4,069                    4,069
                                 New Jersey State, Turnpike Authority,  Rev.,
    4,190                4,190   ^, 5.70%, 5/1/2013                                              4,536                    4,536
                                 New Jersey State, Turnpike Authority,  Rev.,
      400                  400   ^, 10.38%, 1/1/2003                                               436                      436
                                 New Jersey State, Turnpike Authority, Ser. G,
    3,895                3,895   Rev., ^, 5.75%, 1/1/2009                                        4,214                    4,214
                                 New Jersey Wastewater Treatment Trust, Ser. A,
    2,545                2,545   Rev., 7.00%, 5/15/2006                                          2,910                    2,910
                                 New Jersey Wastewater Treatment Trust, Ser. A,
    2,910                2,910   Rev., 7.00%, 5/15/2008                                          3,428                    3,428
                                 New Jersey Wastewater Treatment Trust, Ser. A,
    3,120                3,120   Rev., 7.00%, 5/15/2009                                          3,724                    3,724
                                 New Jersey Wastewater Treatment Trust, Ser. C,
    5,520                5,520   Rev., 6.88%, 6/15/2007                                          6,382                    6,382

                                                                                                62,286     15,630        77,916

                                 NEW MEXICO                                        0.14%
                                 Gallup, New Mexico, PCR, Plains Electric
    2,075                2,075   Generation, Rev., 6.40%, 8/15/2005                              2,181                    2,181

                                 NEW YORK                                          5.16%
                                 Long Island Power Authority, New York,
                                 Electric Systems, Ser. A, Rev., 5.50%,
    1,500                1,500   12/1/2013                                                       1,647                    1,647
               50           50   New York, Series 1994 A, 5.75%, 8/1/02                                        52            52
           11,615       11,615   New York, Series 2001 F, 5.00%, 8/1/10                                    12,096        12,096
                                 New York State, Dorm Authority, Pooled Capital
      155                  155   Program, Rev., ^, 7.80%, 12/1/2005                                158                      158
                                 New York State, Dorm Authority, St. John's
      770                  770   University, Rev., 6.70%, 7/1/2004                                 793                      793
                                 New York State, Dorm Authority, State
                                 University Educational Facilities, Ser. A,
    2,800                2,800   Rev., 5.50%, 5/15/2006                                          2,994                    2,994
                                 New York State, Dorm Authority, State
                                 University Educational Facilities, Ser. A,
    1,500                1,500   Rev., 5.50%, 5/15/2013                                          1,643                    1,643
                                 New York State, Dorm Authority, State
                                 University Educational Facilities, Ser. A,
    4,025                4,025   Rev., 5.50%, 5/15/2013                                          4,404                    4,404
                                 New York State, Environmental Facilities
                                 Corp., PCR, State Water Revolving Fund, Ser.
    1,200                1,200   D, Rev., 6.55%, 3/15/2008                                       1,227                    1,227
                                 New York State, Housing Finance Agency,
                                 Housing Project Mortgage, Ser. A, Rev., 5.40%,
    4,915                4,915   11/1/2005                                                       5,201                    5,201
                                 New York State, Medical Care Facilities,
       75                   75   Finance Agency, Rev., 7.38%, 8/15/2003                             75                       75

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                          PRO                                                                                          PRO
                         FORMA                                                                                        FORMA
                        COMBINED                                                                                     COMBINED
 JPMORGAN               JPMORGAN                                                              JPMORGAN               JPMORGAN
INTERMEDIATE JPMORGAN INTERMEDIATE                                                          INTERMEDIATE  JPMORGAN INTERMEDIATE
   TAX         TAX        TAX                                                                   TAX         TAX        TAX
   FREE       EXEMPT      FREE                                                                  FREE       EXEMPT      FREE
  INCOME       BOND       BOND                                                                 INCOME       BOND       BOND
   FUND     PORTFOLIO     FUND                                                                  FUND      PORTFOLIO    FUND
----------- ---------- ---------                                                             ------------ -----------  --------
    6,000                6,000   New York State, Ser. B, GO, 5.60%, 8/15/2007                    6,426                    6,426
    5,000                5,000   New York State, Ser. B, GO, 5.70%, 8/15/2010                    5,314                    5,314
                                 New York State, Thruway Authority, Highway &
                                 Bridge Trust Fund, Ser. A, Rev., ^, 5.60%,
    4,000                4,000   4/1/2004                                                        4,301                    4,301
                                 New York State, Thruway Authority, Highway &
                                 Bridge Trust Fund, Ser. B, Rev., ^, 6.00%,
    5,700                5,700   4/1/2004                                                        6,195                    6,195
                                 New York State, Thruway Authority, Service
                                 Contract, Local Highway & Bridge, Rev., 5.10%,
    5,000                5,000   4/1/2008                                                        5,258                    5,258
                                 New York State, Thruway Authority, Service
                                 Contract, Local Highway & Bridge, Rev., 5.20%,
   10,000               10,000   4/1/2009                                                       10,574                   10,574
                                 New York State, Thruway Authority, Service
                                 Contract, Local Highway & Bridge, Rev., 5.25%,
    7,500                7,500   4/1/2003                                                        7,735                    7,735
                                 Port Authority of New York & New Jersey,
                                 Consolidated Bonds 112th Ser., Rev., 5.00%,
    3,910                3,910   12/1/2005                                                       4,072                    4,072
                                 Suffolk County, New York, IDA, IDR,
                                 Nissequogue Cogen Partners Facility, Rev.,
    1,500                1,500   4.88%, 1/1/2008                                                 1,457                    1,457
                                 Westchester County, New York, IDA, Resource
                                 Recovery, Resco Co. Project, Ser. A, Rev.,
      990                  990   5.60%, 7/1/2007                                                 1,045                    1,045

                                                                                                70,519     12,148        82,667

                                 NORTH CAROLINA                                    0.68%
                                 North Carolina GO, Series 2000 A, (Public
           10,410       10,410   Improvements), 5.00%, 9/1/04                                              10,870        10,870

                                 OHIO                                              4.63%
                                 Columbus GO, Series 2000-1, 5.25%, 11/15/03 to
           17,385       17,385   11/15/05                                                                  18,289        18,289
                                 Columbus GO, Series 2000-1, 5.50%, 11/15/06 to
           12,245       12,245   11/15/11                                                                  13,328        13,328
                                 Montgomery County, Ohio, Solid Waste, Rev.,
    4,000                4,000   5.50%, 11/1/2010                                                4,267                    4,267
                                 Ohio GO, Series 2000 E, (Highway Capital
           10,000       10,000   Improvements), 5.25%, 5/1/04                                              10,472        10,472
                                 Ohio, Series 2000 E, (Highway Capital
           10,000       10,000   Improvements), 5.63%, 5/1/10                                              11,005        11,005
                                 Ohio State, Building Authority, State
                                 Facilities, Administration Building Fund, Ser.
    1,420                1,420   A, Rev., 6.00%, 10/1/2006                                       1,564                    1,564
                                 Ohio State, Building Authority, State
                                 Facilities, Adult Correctional, Ser. A, Rev.,
    3,360                3,360   5.75%, 10/1/2008                                                3,571                    3,571
                                 Ohio State, Infrastructure Improvement, Ser.
    5,000                5,000   B, GO, 5.25%, 2/1/2014                                          5,309                    5,309
                                 Ohio State, Turnpike Commission, Ser. A, Rev.,
    6,000                6,000   5.40%, 2/15/2009                                                6,412                    6,412

                                                                                                21,123     53,094        74,217

                                 OREGON                                            0.57%
                                 Oregon State, State Board of Higher Education,
    5,300                5,300   Ser. A, GO, ^, 6.00%, 8/1/2006                                  5,925                    5,925
                                 Washington County, Oregon, School District No.
    3,000                3,000   3, Hillsboro, GO, ^, 6.00%, 11/1/2005                           3,285                    3,285

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                          PRO                                                                                            PRO
                         FORMA                                                                                          FORMA
                        COMBINED                                                                                       COMBINED
 JPMORGAN               JPMORGAN                                                            JPMORGAN                   JPMORGAN
INTERMEDIATE JPMORGAN INTERMEDIATE                                                         INTERMEDIATE   JPMORGAN   INTERMEDIATE
   TAX          TAX       TAX                                                                  TAX           TAX         TAX
   FREE        EXEMPT     FREE                                                                 FREE         EXEMPT       FREE
  INCOME        BOND      BOND                                                                INCOME         BOND        BOND
   FUND     PORTFOLIO     FUND                                                                 FUND       PORTFOLIO      FUND
----------- ---------  ---------                                                             ------------ -----------  ---------
                                                                                                 9,210          -         9,210

                                 PENNSYLVANIA                                      0.32%
                                 Carbon County, Pennsylvania, IDA, Panther
    3,000                3,000   Creek Partners Project, Rev., 6.65%, 5/1/2010                   3,074                    3,074
                                 Pennsylvania State, Second Ser., GO, 5.00%,
    2,000                2,000   8/1/2009                                                        2,108                    2,108

                                                                                                 5,182          -         5,182

                                 PUERTO RICO                                       1.14%
   10,000               10,000   Puerto Rico Commonwealth, GO, 5.50%, 7/1/2008                  10,999                   10,999
    5,500                5,500   Puerto Rico Commonwealth, GO, 5.50%, 7/1/2009                   6,072                    6,072
                                 Puerto Rico Industrial, Medical &
                                 Environmental PCFFA, Renasa Inc., Squibb Corp.
    1,140                1,140   Project, Rev., 6.50%, 7/1/2004                                  1,143                    1,143

                                                                                                18,214          -        18,214

                                 SOUTH CAROLINA                                    0.87%
                                 South Carolina, Series 2001 A, (State School
           13,305       13,305   Facilities), 5.00%, 1/1/05                                          -     13,877        13,877

                                 TENNESSEE                                         0.86%
            6,820        6,820   Knox County, 6.00%, 5/1/12 to 5/1/13                                       7,480         7,480
                                 Tennergy Corp., Tennessee, Gas, Rev., 5.00%,
    5,335                5,335   6/1/2009                                                        5,250                    5,250
    1,000                1,000   Tennessee State, Ser. A, GO, 5.00%, 5/1/2013                    1,044                    1,044

                                                                                                 6,294      7,480        13,774

                                 TEXAS                                             6.61%
                                 Austin, Texas, Independent School District,
                                 Public Property Finance, Contractual
    2,000                2,000   Obligation, GO, 5.25%, 2/1/2008                                 2,126                    2,126
                                 Austin, Texas, Utility Systems, Rev., 5.80%,
    5,255                5,255   11/15/2006                                                      5,736                    5,736
                                 Austin, Texas, Utility Systems, Rev., ^,
    3,000                3,000   6.25%, 5/15/2004                                                3,235                    3,235
                                 Dallas, Texas, Civic Center, Improvement,
    6,200                6,200   Rev., 5.25%, 8/15/2007                                          6,605                    6,605
    4,845                4,845   Dallas, Texas, GO, 5.00%, 2/15/2009                             5,105                    5,105
                                 Fort Worth Independent School District,
                                 (Premium Capital Appreciation), 4.99%,
           12,485       12,485   2/15/06(y)                                                                 9,750         9,750
    6,220                6,220   Harris County, Texas, GO, 5.88%, 10/1/2007                      6,856                    6,856
    4,940                4,940   Houston, Texas, Ser. A, GO, 5.50%, 3/1/2004                     5,172                    5,172
    8,675                8,675   Houston, Texas, Ser. A, GO, 5.50%, 3/1/2008                     9,337                    9,337
                                 Houston, Texas, Water & Sewer Systems, Ser. B,
    4,975                4,975   Rev., 6.40%, 12/1/2009                                          5,297                    5,297
                                 Katy, Texas, Independent School District, Ser.
    1,520                1,520   A, GO, 5.00%, 2/15/2011                                         1,585                    1,585
                                 North East Independent School District, Texas,
    5,300                5,300   GO, 6.50%, 10/1/2009                                            6,126                    6,126
                                 Texas Series 1992 C, 5.50%, 4/1/20,
           10,000       10,000   Prerefunded at 102% of Par                                                10,418        10,418
    5,650                5,650   Texas State, Ser. A, GO, 6.00%, 10/1/2005                       6,147                    6,147
    7,500                7,500   Texas State, Ser. A, GO, 6.00%, 10/1/2009                       8,430                    8,430
                                 Texas Water Development Board, State Revolving
    1,320                1,320   Fund, Senior Lien, Rev., 6.20%, 7/15/2005                       1,385                    1,385

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                           PRO                                                                                            PRO
                          FORMA                                                                                          FORMA
                         COMBINED                                                                                       COMBINED
 JPMORGAN                JPMORGAN                                                              JPMORGAN                 JPMORGAN
INTERMEDIATE JPMORGAN  INTERMEDIATE                                                          INTERMEDIATE  JPMORGAN   INTERMEDIATE
   TAX         TAX         TAX                                                                   TAX          TAX         TAX
   FREE       EXEMPT       FREE                                                                  FREE       EXEMPT        FREE
  INCOME       BOND        BOND                                                                 INCOME       BOND         BOND
   FUND      PORTFOLIO     FUND                                                                  FUND       PORTFOLIO     FUND
-----------  ---------  ---------                                                             ------------- ---------   ---------
                                 Texas Water Development Board, State Revolving
                                 Fund, Senior Lien, Ser. A, Rev., 5.00%,
    4,700                4,700   7/15/2007                                                       4,946                    4,946
                                 Texas Water Development Board, State Revolving
                                 Fund, Senior Lien, Ser. A, Rev., 5.25%,
    3,000                3,000   7/15/2009                                                       3,186                    3,186
                                 Texas Water Development Board, State Revolving
                                 Fund, Senior Lien, Ser. A, Rev., 5.63%,
    1,000                1,000   7/15/2011                                                       1,084                    1,084
                                 Texas Water Development Board, State Revolving
                                 Fund, Senior Lien, Ser. B, Rev., 5.25%,
    3,175                3,175   7/15/2008                                                       3,391                    3,391

                                                                                                85,749     20,168       105,917

                                 UTAH                                              0.73%
                                 Intermountain Power Agency, Utah, Power
    3,800                3,800   Supply, Ser. B, Rev., 6.50%, 7/1/2010                           4,402                    4,402
    2,850                2,850   Salt Lake City, Utah, GO, 5.50%, 6/15/2011                      3,101                    3,101
                                 Utah State, Building Ownership Authority,
                                 State Facilities Master Lease Program, Ser. C,
    3,915                3,915   Rev., 5.50%, 5/15/2008                                          4,226                    4,226

                                                                                                11,729          -        11,729

                                 VERMONT                                           0.78%
                                 Burlington, Vermont, Electric, Ser. A, Rev.,
    4,100                4,100   6.38%, 7/1/2009                                                 4,702                    4,702
    3,510                3,510   Vermont State, Ser. A, GO, ^, 6.40%, 1/15/2005                  3,897                    3,897
    3,510                3,510   Vermont State, Ser. A, GO, ^, 6.50%, 1/15/2005                  3,909                    3,909

                                                                                                12,508          -        12,508

                                 VIRGIN ISLANDS                                    0.68%
                                 Virgin Islands Public Finance Authority, Gross
                                 Receipts, Taxes Lien Notes, Ser. A, Rev.,
    2,500                2,500   5.63%, 10/1/2010                                                2,633                    2,633
                                 Virgin Islands Public Finance Authority,
                                 Senior Lien, Fund Lien Notes, Ser. C, Rev.,
    5,000                5,000   5.50%, 10/1/2006                                                5,172                    5,172
                                 Virgin Islands Water & Power Authority,
    3,070                3,070   Electric Systems, Rev., 5.25%, 7/1/2007                         3,151                    3,151

                                                                                                10,956          -        10,956

                                 VIRGINIA                                          0.82%
                                 Chesapeake Bay Bridge & Tunnel Commission,
                                 Virginia, General Resolution, Rev., 5.75%,
    5,515                5,515   7/1/2008                                                        5,968                    5,968
                                 Loudoun County, Series 2000 B, (State Aid
            3,650        3,650   Withholding), 5.13%, 1/1/04                                                3,792         3,792
                                 Virginia Commonwealth, Transportation Board,
                                 Federal Highway Reimbursement Anticipation
    3,135                3,135   Notes, Rev., 5.50%, 10/1/2006                                   3,388                    3,388

                                                                                                 9,356      3,792        13,148

                                 WASHINGTON                                        1.02%
                                 Grant County, Washington, Public Utilities
                                 District No. 2, Electric, Ser. G, Rev., 5.25%,
    4,340                4,340   1/1/2008                                                        4,603                    4,603
                                 Washington State GO, Series 1991 R-92-A,
            1,750        1,750   6.30%, 9/1/02                                                              1,792         1,792
                                 Washington State GO, Series 1992 B & AT-7,
            4,000        4,000   6.40%, 6/1/17                                                              4,705         4,705
    5,000                5,000   Washington State, Ser. B, GO, 5.00%, 1/1/2007                   5,237                    5,237

       JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                          PRO                                                                                           PRO
                         FORMA                                                                                         FORMA
                        COMBINED                                                                                      COMBINED
 JPMORGAN               JPMORGAN                                                            JPMORGAN                  JPMORGAN
INTERMEDIATE JPMORGAN INTERMEDIATE                                                         INTERMEDIATE  JPMORGAN   INTERMEDIATE
   TAX         TAX        TAX                                                                  TAX         TAX          TAX
   FREE       EXEMPT      FREE                                                                 FREE       EXEMPT        FREE
  INCOME       BOND       BOND                                                                INCOME       BOND         BOND
   FUND     PORTFOLIO     FUND                                                                 FUND       PORTFOLIO     FUND
----------- --------- ---------                                                             ------------ ------------  ---------
                                                                                                 9,840      6,497        16,337
                                 WISCONSIN                                         3.37%
                                 Milwaukee County, Wisconsin, Corporate
    3,025                3,025   Purpose, Ser. A, GO, 5.38%, 9/1/2005                            3,210                    3,210
                                 Milwaukee County, Wisconsin, Corporate
    2,350                2,350   Purpose, Ser. A, GO, 5.63%, 9/1/2010                            2,558                    2,558
                                 Wisconsin State, Clean Water, Ser. 2, Rev.,
    5,000                5,000   5.50%, 6/1/2011                                                 5,437                    5,437
                                 Wisconsin State, Clean Water, Ser. 2, Rev.,
    6,545                6,545   5.50%, 6/1/2014                                                 7,090                    7,090
                                 Wisconsin State, Clean Water, Ser. 2, Rev.,
    3,585                3,585   6.13%, 6/1/2006                                                 3,941                    3,941
    6,000                6,000   Wisconsin State, GO, 6.20%, 5/1/2006                            6,618                    6,618
    1,000                1,000   Wisconsin State, GO, 6.25%, 5/1/2012                            1,154                    1,154
    2,775                2,775   Wisconsin State, Ser. 1, GO, 5.00%, 11/1/2007                   2,928                    2,928
    6,275                6,275   Wisconsin State, Ser. 1, GO, 5.50%, 11/1/2011                   6,852                    6,852
    5,000                5,000   Wisconsin State, Ser. 2, GO, 5.00%, 5/1/2004                    5,184                    5,184
    4,450                4,450   Wisconsin State, Ser. 3, GO, 5.20%, 11/1/2009                   4,750                    4,750
                                 Wisconsin State, Transportation, Ser. A, Rev.,
    4,040                4,040   5.00%, 7/1/2005                                                 4,212                    4,212

                                                                                                53,934          -        53,934

                                 TOTAL GENERAL OBLIGATIONS & HOUSE AUTHORITY      58.76%       690,598    250,629       941,227

                                 INSURED                                          17.47%
                                 ALASKA                                            0.13%
                                 Anchorage GO, 6.60%, 7/1/02, Prerefunded at
            2,000        2,000   100% of Par (MBIA)                                                  -      2,021         2,021

                                 CALIFORNIA                                        3.79%
                                 Bay Area Governments Association Lease Rev.,
                                 Series 2001 A,(Bart SFO Extension-FTA Capital
           35,000       35,000   Grant), 4.88%, 6/15/09 (AMBAC)                                            35,844        35,844
                                 Bay Area Governments Association Lease Rev.,
                                 Series 2001 A,(Bart SFO Extension-FTA Capital
            2,140        2,140   Grant), 5.00%, 6/15/08 (AMBAC)                                             2,164         2,164
            5,000        5,000   California, 5.00%, 12/1/09 (FGIC-TCRS)                                     5,378         5,378
            3,000        3,000   California, 6.50%, 9/1/10 (FGIC-TCRS)                                      3,545         3,545
                                 California, Series 1999, 5.50%, 2/1/10
           10,000       10,000   (FGIC-TCRS)                                                               10,997        10,997
                                 Los Angeles County Public Works Financing
                                 Auth. Lease Rev., Series 1996 A, 6.00%, 9/1/06
            2,500        2,500   (MBIA)                                                                     2,787         2,787

                                                                                                     -     60,715        60,715

                                 DISTRICT OF COLUMBIA                              0.83%
                                 District of Columbia, Series 1992 B, 6.00%,
            2,600        2,600   6/1/02, Escrowed to Maturity (MBIA)                                        2,678         2,678
                                 District of Columbia, Series 1993 A, 6.00%,
                                 6/1/07 to 6/1/07, Escrowed to
            3,220        3,220   Maturity(MBIA-IBC)                                                         3,552         3,552
                                 District of Columbia, Series 1993 C, 5.25%,
            6,795        6,795   12/1/03, Escrowed to Maturity (FGIC)                                       7,074         7,074

                                                                                                     -     13,304        13,304

                                 FLORIDA                                           0.13%

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                           PRO                                                                                          PRO
                          FORMA                                                                                        FORMA
                         COMBINED                                                                                     COMBINED
  JPMORGAN               JPMORGAN                                                            JPMORGAN                 JPMORGAN
INTERMEDIATE JPMORGAN  INTERMEDIATE                                                        INTERMEDIATE  JPMORGAN   INTERMEDIATE
   TAX         TAX         TAX                                                                 TAX          TAX         TAX
   FREE       EXEMPT       FREE                                                                FREE        EXEMPT       FREE
  INCOME       BOND        BOND                                                               INCOME        BOND        BOND
   FUND     PORTFOLIO      FUND                                                                FUND       PORTFOLIO     FUND
----------- ---------- ---------                                                             ------------ -----------  ---------
                                 Volusia County School District, 6.10%, 8/1/02
            2,000        2,000   (FGIC)                                                              -      2,060         2,060

                                 GEORGIA                                           0.36%
                                 Metropolitan Atlanta Rapid Transportation
            5,000        5,000   Auth., Series 1992 P, 6.25%, 7/1/11(AMBAC)                          -      5,795         5,795

                                 ILLINOIS                                          1.32%
                                 Cook County, Series 2001 A, 5.38%, 11/15/14
           10,065       10,065   (FGIC)                                                                    10,522        10,522
                                 Cook County, Series 2001 A, 5.50%, 11/15/13
            6,760        6,760   (FGIC)                                                                     7,202         7,202
                                 Regional Transportation Auth., Series 1994 D,
            2,810        2,810   7.75%, 6/1/07 (FGIC)                                                       3,349         3,349

                                                                                                     -     21,073        21,073

                                 LOUISIANA                                         0.16%
                                 New Orleans, (Capital Appreciation), 5.28%,
            4,165        4,165   9/1/11(y)                                                                  2,559         2,559

                                 MASSACHUSETTS                                     1.28%
                                 Massachusetts, Series 2000 A, (Grant
           18,620       18,620   Anticipation Notes), 5.75%, 12/15/12 (FSA)                                20,513        20,513

                                 MICHIGAN                                          1.16%
                                 Grand Rapids Water Supply System Rev., 5.75%,
            3,910        3,910   1/1/13 (FGIC)                                                              4,267         4,267
                                 Michigan State Hospital Finance Auth. Rev.,
                                 Series 1999 A, (Ascension Health Credit),
           13,050       13,050   6.25%, 11/15/15 (MBIA)                                                    14,305        14,305

                                                                                                     -     18,572        18,572

                                 NEBRASKA                                          1.00%
                                 Nebhelp Inc, Series 1993 A-5B, 6.20%, 6/1/13
            5,245        5,245   (MBIA)                                                                     5,517         5,517
                                 Nebraska Public Power District, Series 1998 A,
           10,000       10,000   5.25%, 1/1/05(MBIA)                                                       10,464        10,464

                                                                                                     -     15,981        15,981

                                 NEVADA                                            0.64%
                                 Clark County School District, Series 1991 A,
            8,200        8,200   7.00%, 6/1/11(MBIA)                                                        9,901         9,901
                                 Las Vegas-Clark County Library District,
              280          280   Series 1991 B, 6.70%, 8/1/04(FGIC)                                           286           286

                                                                                                     -     10,187        10,187

                                 NEW JERSEY                                        1.14%
                                 New Jersey Economic Development Auth. Rev.,
                                 Series A, Market Transition Facilities Rev.,
            7,000        7,000   Sr. Lien, 5.40%, 7/1/02 (MBIA)                                             7,174         7,174
                                 New Jersey Economic Development Auth. Rev.,
                                 Series A, Transition Project Sublease, 5.75%,
            4,100        4,100   5/1/11 (FSA)                                                               4,548         4,548
                                 New Jersey State Transportation Trust Fund,
                                 Series 1995 B,Transportation System, 6.00%,
            6,000        6,000   6/15/05(MBIA)                                                              6,516         6,516

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                           PRO                                                                                            PRO
                          FORMA                                                                                          FORMA
                         COMBINED                                                                                       COMBINED
 JPMORGAN                JPMORGAN                                                             JPMORGAN                  JPMORGAN
INTERMEDIATE JPMORGAN  INTERMEDIATE                                                         INTERMEDIATE  JPMORGAN    INTERMEDIATE
   TAX         TAX         TAX                                                                   TAX         TAX          TAX
   FREE       EXEMPT       FREE                                                                  FREE       EXEMPT        FREE
  INCOME       BOND        BOND                                                                 INCOME       BOND         BOND
   FUND     PORTFOLIO      FUND                                                                  FUND      PORTFOLIO      FUND
----------- ---------  ---------                                                             ------------  -----------  ---------
                                                                                                     -     18,238        18,238

                                 NEW YORK                                          0.68%
               75           75   Monroe County, 6.00%, 6/1/10 (AMBAC)                                          85            85
                                 New York State Thruway Auth., Series 2000 B-1,
           10,000       10,000   5.50%,4/1/09 (FGIC)                                                       10,834        10,834

                                                                                                     -     10,919        10,919

                                 OHIO                                              0.68%
                                 Ohio State Turnpike Commission, Series 1996 A,
                                 5.50%, 2/15/26, Prerefunded at 102% of
           10,000       10,000   Par(MBIA)                                                           -     10,902        10,902

                                 PENNSYLVANIA                                      0.10%
                                 Pennsylvania, Series 1991 A2, 6.50%, 11/1/04,
            1,500        1,500   Prerefunded at 101.5% of Par (MBIA)                                 -      1,553         1,553

                                 SOUTH CAROLINA - 3.1%                             1.81%
                                 Piedmont Municipal Power Agency Electric Rev.,
            1,000        1,000   6.20%, 1/1/08 (MBIA)                                                       1,124         1,124
                                 Piedmont Municipal Power Agency Electric Rev.,
           15,000       15,000   6.75%, 1/1/20 (FGIC)                                                      18,075        18,075
                                 South Carolina GO, Series 2000 A, (State
                                 School Facilities), 4.25%, 1/1/15 (State Aid
           10,310       10,310   Withholding)                                                               9,728         9,728

                                                                                                     -     28,927        28,927

                                 TEXAS                                             2.01%
                                 Houston Independent School District, (Capital
           11,135       11,135   Appreciation), 4.76%, 8/15/13 (PSFG) (y)                                   6,045         6,045
                                 Humble Independent School District, Series
                                 2000 C, (Humble Island), 3.95%, 2/15/16 to
           10,880       10,880   2/15/17 (PSFG) (y)                                                         4,840         4,840
                                 Lewisville Independent School District, 5.50%,
            4,105        4,105   8/15/16 (PSFG)                                                             4,262         4,262
                                 Lubbock Health Facilities Development Corp.,
                                 (St. Joseph Health System), 5.00%, 7/1/07
            2,100        2,100   (FSA-CR)                                                                   2,185         2,185
                                 Texas Municipal Power Agency Rev., (Capital
           12,500       12,500   Appreciation), 4.76%, 9/1/13 (MBIA) (y)                                    6,772         6,772
                                 Texas Public Building Auth., (Capital
           10,100       10,100   Appreciation), 4.21%, 8/1/06 (MBIA) (y)                                    8,068         8,068

                                                                                                     -     32,172        32,172

                                 WASHINGTON                                        0.27%
                                 Pierce County School District No. 320 Sumner,
                                 6.60%, 12/1/02,Prerefunded at 100% of Par
            1,000        1,000   (MBIA)                                                                     1,024         1,024
                                 Snohomish County School District No. 2
            1,250        1,250   Everett, Series 1991 A, 6.70%, 12/1/02 (MBIA)                              1,259         1,259
                                 Washington Public Power Supply System Rev.,
                                 Series 1990 C, (Nuclear Project No. 2), 7.00%,
            2,000        2,000   7/1/01 (FGIC)                                                              2,022         2,022

                                                                                                     -      4,305         4,305

                                 TOTAL INSURED                                    17.47%             -    279,796       279,796
                                 PRE-REFUNDED/TAX EXEMPT                           1.61%
                                 ALABAMA                                           0.06%


   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                           PRO                                                                                           PRO
                          FORMA                                                                                         FORMA
                         COMBINED                                                                                      COMBINED
 JPMORGAN                JPMORGAN                                                             JPMORGAN                 JPMORGAN
INTERMEDIATE JPMORGAN  INTERMEDIATE                                                         INTERMEDIATE  JPMORGAN   INTERMEDIATE
   TAX         TAX         TAX                                                                  TAX          TAX         TAX
   FREE       EXEMPT       FREE                                                                FREE         EXEMPT       FREE
  INCOME       BOND        BOND                                                               INCOME         BOND        BOND
   FUND     PORTFOLIO      FUND                                                                 FUND      PORTFOLIO      FUND
----------- ---------- ---------                                                             ------------ -----------   ---------
                                 Daphne Special Care Facilities Financing Auth.
                                 Rev., Series 1988 A, (Presbyterian
                                 Retirement), 7.30%, 8/15/18, Prerefunded at
            1,000        1,000   100% of Par                                                         -      1,017         1,017

                                 CONNECTICUT                                       0.19%
                                 Connecticut Special Tax Obligation Rev.,
                                 Series 1999 A, (Transportation
                                 Infrastructure), 6.60%, 6/1/04, Prerefunded at
            2,815        2,815   100% of Par                                                         -      2,994         2,994

                                 MICHIGAN                                          0.66%
                                 Detroit Water Supply System Rev., 6.37%,
           10,000       10,000   3/3/01, Prerefunded at 102% of Par (FGIC)                           -     10,570        10,570

                                 MISSOURI                                          0.61%
                                 Missouri State Regional Convention & Sports
                                 Complex Auth., Series A, 6.90%, 8/15/21,
            5,000        5,000   Prerefunded at 100% of Par                                                 5,381         5,381
                                 St. Louis County Regional Convention & Sports
                                 Complex Auth., Series 1991 B, 7.00%, 8/15/21,
            4,000        4,000   Prerefunded at 100% of Par                                                 4,314         4,314

                                                                                                     -      9,695         9,695

                                 TEXAS                                             0.10%
                                 Dallas County Flood Control District, 9.25%,
            1,305        1,305   4/1/10, Prerefunded at 100% of Par                                         1,581         1,581

                                 TOTAL PRE-REFUNDED/TAX EXEMPT                     1.61%             -     25,857        25,857

                                 PRIVATE PLACEMENT                                 2.60%
                                 CALIFORNIA                                        0.09%
            1,049        1,049   Kaweah Delta Hospital District, 5.25%, 6/1/14                              1,047         1,047
              353          353   Kawaeh Delta Hospital District, 6.40%, 6/1/14                                376           376

                                                                                                     -      1,423         1,423

                                 FLORIDA                                           0.64%
           10,250       10,250   Orlando Utility Commission, 4.48%, 9/1/03                           -     10,299        10,299

                                 ILLINOIS                                          0.19%
            3,000        3,000   Illinois Development Bank, 4.90%, 8/1/28                            -      3,063         3,063

                                 NEW YORK                                          0.64%
                                 New York Convention Center Operating
                                 Corporation Certificates of Partnership, (Yale
           10,000       10,000   Building Acquisition), 6.50%, 12/1/04                               -     10,189        10,189

                                 PENNSYLVANIA                                      0.27%
                                 Philadelphia Auth. for Industrial Development,
            4,250        4,250   4.75%, 1/1/18                                                       -      4,262         4,262

                                 WISCONSIN                                         0.78%
                                 Wisconsin Health & Educational Facilities,
            6,250        6,250   5.70%, 5/1/14                                                              6,275         6,275
                                 Wisconsin Health & Educational Facilities,
            6,250        6,250   5.95%, 5/1/19                                                              6,141         6,141

                                                                                                     -     12,416        12,416

                                 TOTAL PRIVATE PLACEMENT                           2.60%             -     41,652        41,652

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                           PRO                                                                                             PRO
                          FORMA                                                                                           FORMA
                         COMBINED                                                                                        COMBINED
 JPMORGAN                JPMORGAN                                                              JPMORGAN                  JPMORGAN
INTERMEDIATE JPMORGAN  INTERMEDIATE                                                          INTERMEDIATE  JPMORGAN    INTERMEDIATE
   TAX         TAX         TAX                                                                   TAX         TAX           TAX
   FREE       EXEMPT       FREE                                                                  FREE       EXEMPT         FREE
  INCOME       BOND        BOND                                                                 INCOME       BOND          BOND
   FUND     PORTFOLIO      FUND                                                                  FUND      PORTFOLIO       FUND
----------- ----------  ---------                                                             ------------ ----------   ---------
                                 REVENUE BONDS                                    17.34%
                                 ARIZONA                                           0.21%
                                 Arizona Health Facilities Auth. Rev., Series
                                 1999 A, (Catholic Healthcare West), 6.13%,
            3,430        3,430   7/1/09                                                              -      3,416         3,416

                                 CALIFORNIA                                        1.03%
                                 California State Department of Water Resources
                                 Center Valley Project, Series 1992 J-1, (Water
            2,520        2,520   systems), 7.00%, 12/1/12                                                   3,120         3,120
                                 California Statewide Community Development
           13,070       13,070   Auth., 6.00%, 7/1/09                                                      13,328        13,328

                                                                                                     -     16,448        16,448

                                 GEORGIA                                           0.09%
                                 Georgia Municipal Electric Auth., Series 1997
            1,250        1,250   A, 6.50%, 1/1/12                                                    -      1,443         1,443

                                 ILLINOIS                                          0.47%
                                 Illinois Health Facilities Auth. Rev., 6.63%,
            1,665        1,665   2/15/12                                                                    1,807         1,807
                                 Illinois Health Facilities Auth. Rev., 6.75%,
            3,770        3,770   11/15/10                                                                   4,087         4,087
                                 Metropolitan Pier & Exposition Auth. Dedicated
            1,380        1,380   State Tax Rev., Series 1992 A, 8.50%, 6/15/06                              1,667         1,667

                                                                                                     -      7,561         7,561

                                 IOWA                                              0.46%
            6,920        6,920   Iowa Finance Auth., 6.75%, 2/15/15 to 2/15/17                       -      7,433         7,433

                                 MARYLAND                                          0.36%
                                 Maryland State Health & Higher Educational
                                 Facilities Auth. Rev., (John Hopkins
            5,435        5,435   University), 5.75%, 7/1/03                                          -      5,703         5,703

                                 MASSACHUSETTS                                     2.31%
                                 Massachusetts Bay Transportation Auth., Series
                                 1994 A, (General Transportation System),
            5,650        5,650   7.00%, 3/1/08                                                              6,596         6,596
                                 Massachusetts Health & Educational Facilities
                                 Auth., Series 2000 A, (Harvard University),
            6,750        6,750   5.00%, 1/15/07                                                             7,120         7,120
                                 Massachusetts State College Building Auth.,
            1,495        1,495   Series 1994 A, 7.50%, 5/1/11                                               1,864         1,864
                                 Massachusetts State Water Pollution Abatement,
            9,500        9,500   Series 1999 A, (MWRA Program), 6.00%, 8/1/15                              10,513        10,513
                                 Massachusetts State Water Resources Auth.,
           10,000       10,000   Series 2000 D, 5.50%, 8/1/09                                              10,885        10,885

                                                                                                     -     36,978        36,978

                                 MICHIGAN                                          1.64%
                                 Michigan State Hospital Finance Auth. Rev.,
                                 Series 1997 T, (Mercy Health Services), 5.75%,
            2,905        2,905   8/15/04                                                                    3,027         3,027
                                 Michigan State Hospital Finance Auth. Rev.,
                                 Series 1999 B, (Ascension Health Credit),
           10,000       10,000   5.30%, 11/15/33                                                           10,236        10,236
                                 Michigan State Hospital Finance Auth. Rev.,
            3,755        3,755   Series 2000 A, (Trinity Health), 5.50%, 12/1/05                            3,876         3,876

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                            PRO                                                                                          PRO
                           FORMA                                                                                        FORMA
                          COMBINED                                                                                     COMBINED
   JPMORGAN               JPMORGAN                                                           JPMORGAN                  JPMORGAN
INTERMEDIATE  JPMORGAN  INTERMEDIATE                                                        INTERMEDIATE  JPMORGAN   INTERMEDIATE
   TAX         TAX          TAX                                                                 TAX          TAX         TAX
   FREE       EXEMPT        FREE                                                                FREE        EXEMPT       FREE
  INCOME       BOND         BOND                                                               INCOME        BOND        BOND
   FUND     PORTFOLIO       FUND                                                                FUND      PORTFOLIO      FUND
----------- ---------- ---------                                                             ------------ -----------   ---------
                                 Michigan State Hospital Finance Auth. Rev.,
                                 Series 2000 A, (Trinity Health), 6.00%,
            8,565        8,565   12/1/11 to 12/1/12                                                         9,173         9,173

                                                                                                     -     26,312        26,312

                                 MINNESOTA                                         0.69%
                                 University of Minnesota, Series 1996 A, 5.75%,
           10,000       10,000   7/1/10 to 7/1/15                                                    -     11,101        11,101

                                 MISSISSIPPI                                       0.16%
                                 Mississippi Higher Education Assistance Corp.,
            2,505        2,505   Series 1993 B, 5.60%, 9/1/04                                        -      2,595         2,595

                                 NEBRASKA                                          0.27%
                                 University of Nebraska Facilities Corp.,
            4,190        4,190   (Deferred Maintenance Project), 5.00%, 7/15/04                      -      4,356         4,356

                                 NEW HAMPSHIRE                                     0.35%
                                 New Hampshire Higher Educational & Health
                                 Facilities Auth., (Dartmouth College), 6.75%,
            4,900        4,900   6/1/07                                                              -      5,628         5,628

                                 NEW YORK                                          1.30%
                                 New York City Transitional Finance Auth.,
           10,000       10,000   Series 2001 B, 5.50%, 2/1/15 to 2/1/16                                    10,553        10,553
                                 Triborough Bridge & Tunnel Authority, 6.63%,
            8,700        8,700   1/1/12                                                                    10,250        10,250

                                                                                                     -     20,803        20,803

                                 NORTH CAROLINA                                    1.00%
                                 North Carolina Municipal Power Agency No. 1
                                 Catawba Electric Rev., Series 1999 B, 6.13%,
            8,900        8,900   1/1/06                                                                     9,351         9,351
                                 North Carolina Municipal Power Agency No. 1
                                 Catawba Electric Rev., Series 1999 B, 6.25%,
            6,275        6,275   1/1/07                                                                     6,659         6,659

                                                                                                     -     16,010        16,010

                                 NORTH DAKOTA                                      0.72%
                                 North Dakota State Housing Finance Agency
                                 Mortgage Rev., Series 2000 C, (Housing Finance
           11,280       11,280   Program), 5.55%, 1/1/31                                             -     11,522        11,522

                                 OHIO                                              0.20%
                                 Ohio State Water Development Auth., 9.38%,
            2,585        2,585   12/1/10                                                             -      3,153         3,153

                                 PENNSYLVANIA                                      0.96%
                                 Clinton County Industrial Development Auth.
                                 Rev., Series 1992 A, (International Paper
           10,000       10,000   Co.), VRN, 4.73%, 9/1/22                                                  10,000        10,000
                                 Pennsylvania State Higher Educational
                                 Facilities Auth. Rev., Series 1995 A,
            1,310        1,310   (University of Pennsylvania), 6.50%, 9/1/02                                1,365         1,365
                                 Pennsylvania State Higher Educational
                                 Facilities Auth. Rev., Series 1996 A,
                                 (University of Pennsylvania Health Services),
            3,800        3,800   6.00%, 1/1/06                                                              3,958         3,958

   JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)



                                                                                                          MARKET
              SHARES                                                                                      VALUE
                          PRO                                                                                              PRO
                         FORMA                                                                                            FORMA
                        COMBINED                                                                                         COMBINED
 JPMORGAN               JPMORGAN                                                              JPMORGAN                   JPMORGAN
INTERMEDIATE JPMORGAN INTERMEDIATE                                                          INTERMEDIATE  JPMORGAN     INTERMEDIATE
   TAX          TAX       TAX                                                                   TAX          TAX           TAX
   FREE       EXEMPT      FREE                                                                  FREE        EXEMPT         FREE
  INCOME       BOND       BOND                                                                 INCOME        BOND          BOND
   FUND     PORTFOLIO     FUND                                                                  FUND       PORTFOLIO       FUND
----------- --------- ---------                                                             ------------ ------------   ---------
                                                                                                     -     15,323        15,323

                                 SOUTH CAROLINA                                    0.54%
                                 South Carolina Jobs-Economic Development Auth.
                                 Hospital Facilities Rev., Series 2000 A,
            5,500        5,500   (Palmetto Health Alliance), 7.00%, 12/15/10                                5,662         5,662
                                 South Carolina Jobs-Economic Development Auth.
                                 Hospital Facilities Rev., Series 2000 A,
            3,000        3,000   (Palmetto Health Alliance), 7.13%, 12/15/15                                2,985         2,985

                                                                                                     -      8,647         8,647

                                 TEXAS                                             1.83%
                                 Brazos River Auth. Rev., Series 1999 A,
           10,000       10,000   (Utility Electric Company), 5.00%, 4/1/33                                 10,008        10,008
                                 Dallas-Fort Worth International Airport
                                 Facility Improvement Corp. Rev., Series 2000
           13,000       13,000   B, (American Airlines), 6.05%, 5/1/29                                     13,321        13,321
                                 Lubbock Health Facilities Development Corp.,
            5,875        5,875   (St. Joseph Health Systems), 5.25%, 7/1/11                                 6,017         6,017

                                                                                                     -     29,346        29,346

                                 VIRGINIA                                          2.18%
            5,000        5,000   Virginia College Building Auth., 5.75%, 2/1/03                             5,195         5,195
                                 Virginia Commonwealth Transportation Board,
           27,415       27,415   (Federal Highway), 5.50%, 10/1/05 to 10/1/08                              29,690        29,690

                                                                                                     -     34,885        34,885

                                 WASHINGTON                                        0.57%
                                 Washington Public Power Supply System, Series
            2,000        2,000   1990 A, (Project II), 7.25%, 7/1/06                                        2,295         2,295
                                 Washington Public Power Supply System, Series
            1,500        1,500   1990 C, 7.50%, 7/1/02                                                      1,534         1,534
                                 Washington Public Power Supply System, Series
            5,265        5,265   1991 A, 6.30%, 7/1/01                                                      5,312         5,312

                                                                                                     -      9,141         9,141

                                 TOTAL REVENUE BONDS                              17.34%             -    277,804       277,804

                                 TAX ANTICIPATION NOTES                            0.51%
                                 CALIFORNIA                                        0.51%
                                 Tustin Unified School District Rev.,
            8,000        8,000   (Community Facilities 97-1), 6.10%, 9/1/02                          -      8,121         8,121

                                 TOTAL TAX ANTICIPATION NOTES                      0.51%             -      8,121         8,121

                                 TOTAL MUNICIPALS                                 98.29%       690,598    883,859     1,574,457


                                 SHORT-TERM INVESTMENTS                            3.36%
                                 CALIFORNIA                                        0.06%
                                 California PCFA, Resource Recovery, OMS Equity
      100                  100   Stanislaus Project, Rev., FRDO, 1.50%, 3/1/2001                   100                      100
                                 Irvine Ranch, California, Water District,
                                 Capital Improvement Project, COP, FRDO, 1.40%,
      500                  500   3/1/2001                                                          500                      500

        JPMORGAN TAX EXEMPT BOND PORTFOLIO / JPMORGAN INTERMEDIATE TAX FREE
                                   INCOME FUND
                            PORTFOLIO OF INVESTMENTS
              PROFORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                FEBRUARY 28, 2001
                             (AMOUNTS IN THOUSANDS)


                                                                                                          MARKET
              SHARES                                                                                      VALUE
                          PRO                                                                                            PRO
                         FORMA                                                                                          FORMA
                        COMBINED                                                                                       COMBINED
  JPMORGAN              JPMORGAN                                                            JPMORGAN                   JPMORGAN
INTERMEDIATE JPMORGAN INTERMEDIATE                                                        INTERMEDIATE   JPMORGAN    INTERMEDIATE
   TAX         TAX        TAX                                                                  TAX          TAX          TAX
   FREE       EXEMPT      FREE                                                                 FREE       EXEMPT         FREE
  INCOME       BOND       BOND                                                                INCOME       BOND          BOND
   FUND     PORTFOLIO     FUND                                                                 FUND      PORTFOLIO       FUND
----------- --------- ---------                                                             ------------ ---------    ---------
                                 Irvine Ranch, California, Water District,
                                 District No. 105, 140, 240 & 250, GO, FRDO,
      100                  100   1.40%, 3/1/2001                                                   100                      100
                                 Irvine Ranch, California, Water District,
                                 District No. 182, Ser. A, GO, FRDO, 1.40%,
      100                  100   3/1/2001                                                          100                      100
                                 Los Angeles, California, Regional Airports
                                 Improvement Corp., Terminal Facility, Los
                                 Angeles International Airport, Rev., FRDO,
      100                  100   3.30%, 3/1/2001                                                   100                      100

                                                                                                   900          -           900

                                 INVESTMENT COMPANIES                              3.29%
                                 J.P. Morgan Institutional Tax Exempt Money
           45,221       45,221   Market Fund (a)                                                           45,221        45,221
                                 Provident Municipal Cash Money Market Fund,
    3,654                3,654   3.41%                                                           3,654                    3,654
                                 Provident Municipal Cash Money Market Fund,
    3,876                3,876   3.48%                                                           3,876                    3,876

                                                                                                 7,530     45,221        52,751

                                 NEW YORK                                          0.01%
                                 Port Authority of New York & New Jersey,
                                 Special Obligation, Versatile Structure
      100                  100   Obligation, Ser. 6, Rev., FRDO, 3.00%, 3/1/2001                   100                      100

                                 TOTAL SHORT-TERM INVESTMENTS                      3.36%         8,530     45,221        53,751


                                 TOTAL INVESTMENTS                               101.64%     $ 699,128  $ 929,080    $1,628,208

                                 TOTAL COST                                                  $(667,091) $(898,224)  $(1,565,315)

                                 TOTAL NET ASSETS                                            $ 705,863  $ 899,327    $1,601,879

                                 ^ - Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call
                                 AMBAC - AMBAC Assurance Corporation
                                 COP - Certificates of Participation
                                 CR-
                                 FGIC - Financial Guaranty Insurance Co.
                                 FRDO - Floating Rate Demand Obligation. The
                                 Maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2001
                                 FSA - Financial Securities Assurance
                                 GO - General Obligation
                                 IBC - IBC Financial Data, Inc.
                                 IDA - Industrial Development Authority
                                 IDR - Industrial Development Revenue
                                 MBIA - MBIA Insurance Corp.
                                 PCFFA - Pollution Control Facilities Financing Authority
                                 PCR - Pollution Control Revenue
                                 PSFG - Permanent School Fund Guarantee
                                 Rev. - Revenue Bond
                                 Ser. - Series
                                 TCRS -
                                 VRN - Variable Rate Note

                                 (a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
                                 (y) Yield to maturity

                                 The Accompanying Notes are an Integral Part of the Financial Statements.

    J.P. MORGAN TAX EXEMPT BOND FUND / J.P. MORGAN INSTITUTIONAL TAX EXEMPT
                   BOND FUND / THE TAX EXEMPT BOND PORTFOLIO /
                  JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
             Pro Forma Combining Statement of Assets and Liabilities
                       As of February 28, 2001 (Unaudited)
                (Amounts in Thousands, Except Per Share Amounts)



                                                                                             J.P. MORGAN
                                                                    J.P. MORGAN TAX       INSTITUTIONAL TAX
                                                                      EXEMPT BOND            EXEMPT BOND          THE TAX EXEMPT
                                                                          FUND                  FUND              BOND PORTFOLIO
ASSETS:
   Investment Securities, at Value                                  $             -       $               -       $      929,080
   Investment in The Tax Exempt
    Bond Portfolio ("Portfolio"), at Value                                  356,116                 543,211                    -
   Prepaid Trustees' Fees and Expenses                                            -                       -                    1
   Accrued Domestic Interest Income                                               -                       -                   67
   Accrued Municipal Bond Interest                                                -                       -               10,359
   Other                                                                          1                       1                    1
   Receivables:                                                                   -                       -                    -
      Investment Securities Sold                                                  -                       -               45,754
      Interest                                                                    -                       -                  679
      Dividends                                                                   -                       -                    4

                                                                   --------------------------------------------------------------
         Total Assets                                                       356,117                 543,212              985,945
                                                                   --------------------------------------------------------------


LIABILITIES:
   Payables:
      Investment Securities Purchased                                             -                       -               72,216
      Due To Custodian                                                            -                       -               13,851
      Dividends                                                               1,209                   1,906                    -
   Accrued Liabilities:
      Investment Advisory Fees                                                    -                       -                  208
      Shareholder Servicing Fees                                                 68                      42                    -
      Administrative Service Fees                                                 6                      10                   16
      Custodian Fees                                                              -                       -                   41
      Administration Fees                                                         -                       1                    1
      Other                                                                      36                      35                  285

                                                                   --------------------------------------------------------------
         Total Liabilities                                                    1,319                   1,994               86,618
                                                                   --------------------------------------------------------------


NET ASSETS:
   Paid-in Capital                                                          337,096                 531,262                    -
   Accumulated Undistributed
   (distributions in excess of)
   Net Investment Income                                                       (103)                   (135)                   -
   Accumulated Net Realized Loss on
  Investment Transactions                                                     3,151                  (6,111)                   -
  Net Unrealized appreciation on Investments and
  Futures Contracts                                                          14,654                  16,202                    -

                                                                   --------------------------------------------------------------
         Net Assets                                                 $       354,798       $         541,218       $      899,327
                                                                   ==============================================================

Shares of Beneficial Interest Outstanding                                    29,761                  52,586                    -

Shares Outstanding                                                                -                                            -

Net Asset Value Per Share                                           $         11.92       $           10.29                    -

PRO FORMA WITH CONCURRENT REORGANIZATION
JPMORGAN TAX EXEMPT BOND FUND
SHARES OUTSTANDING                                                                -                       -                    -
Select                                                                            -                       -                    -
Institutional

NET ASSET VALUE PER SHARE
Select                                                                            -                       -                    -
Institutional                                                                     -                       -                    -

                                                                   --------------------------------------------------------------
Cost of Investments                                                 $             -       $               -       $      898,224
                                                                   ==============================================================

                                                                                                                  PRO FORMA
                                                                       JPMORGAN                                    COMBINED
                                                                   INTERMEDIATE TAX                               JPMORGAN
                                                                     FREE INCOME            PRO FORMA             TAX EXEMPT
                                                                         FUND               ADJUSTMENT            BOND FUND
ASSETS:
   Investment Securities, at Value                                 $        699,128        $          -         $    1,628,208
   Investment in The Tax Exempt
    Bond Portfolio ("Portfolio"), at Value                                        -            (899,327)(a)                  -
   Prepaid Trustees' Fees and Expenses                                            -                   -                      1
   Accrued Domestic Interest Income                                               -                   -                     67
   Accrued Municipal Bond Interest                                                -                   -                 10,359
   Other                                                                          9                   -                     12
   Receivables:                                                                   -                   -                      -
      Investment Securities Sold                                                  -                   -                 45,754
      Interest                                                                9,514                   -                 10,193
      Dividends                                                                   -                   -                      4

                                                                  -------------------------------------------------------------
         Total Assets                                                       708,651            (899,327)             1,694,598
                                                                  -------------------------------------------------------------


LIABILITIES:
   Payables:
      Investment Securities Purchased                                             -                   -                 72,216
      Due To Custodian                                                            -                   -                 13,851
      Dividends                                                               2,216                   -                  5,331
   Accrued Liabilities:
      Investment Advisory Fees                                                  162                   -                    370
      Shareholder Servicing Fees                                                135                   -                    245
      Administrative Service Fees                                                81                   -                    113
      Custodian Fees                                                             27                   -                     68
      Administration Fees                                                         -                   -                      2
      Other                                                                     167                   -                    523

                                                                  -------------------------------------------------------------
         Total Liabilities                                                    2,788                                     92,719
                                                                  -------------------------------------------------------------


NET ASSETS:
   Paid-in Capital                                                          675,926                   -              1,544,284
   Accumulated Undistributed
   (distributions in excess of)
   Net Investment Income                                                         40                   -                   (198)
   Accumulated Net Realized Loss on
  Investment Transactions                                                    (2,140)                  -                 (5,100)
  Net Unrealized appreciation on Investments and
  Futures Contracts                                                          32,037                   -                 62,893

                                                                  -------------------------------------------------------------
         Net Assets                                                $        705,863        $   (899,327)        $    1,601,879
                                                                  =============================================================

Shares of Beneficial Interest Outstanding                                         -             (82,347)(c)                  -

Shares Outstanding                                                           65,766             (65,766)(d)                  -

Net Asset Value Per Share                                                    $10.73                   -                      -

PRO FORMA WITH CONCURRENT REORGANIZATION
JP MORGAN TAX EXEMPT BOND FUND
SHARES OUTSTANDING                                                                -              98,823 (b)             98,823
Select                                                                            -              50,426 (b)             50,426
Institutional

NET ASSET VALUE PER SHARE
Select                                                                            -                   -         $        10.73
Institutional                                                                     -                   -         $        10.73

                                                                  -------------------------------------------------------------
Cost of Investments                                                $        667,091        $          -         $    1,565,315
                                                                  =============================================================


(a) Reflects reallocation of investment from the feeder funds to master portfolio.
(b) The difference in number of shares outstanding due to the Concurrent Reorganization.
(c) Reallocation of feeder funds beneficial interest to Select and Institutional due to the Concurrent Reorganization.
(d) Reallocation of Chase Vista Intermediate Tax Free Income Fund's shares outstanding to Select and Institutional shares due to the Concurrent Reorganization.


                  See Notes to Pro Forma Financial Statements.

     J.P. MORGAN TAX EXEMPT BOND FUND / J.P. MORGAN INSTITUTIONAL TAX EXEMPT
                   BOND FUND / THE TAX EXEMPT BOND PORTFOLIO /
                    JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                   Pro Forma Combining Statement of Operations
                  For the Twelve Months Ended February 28, 2001
                                   (Unaudited)
                             (Amounts in Thousands)

                                                                                             J.P. MORGAN
                                                                    J.P. MORGAN TAX       INSTITUTIONAL TAX
                                                                      EXEMPT BOND            EXEMPT BOND          THE TAX EXEMPT
                                                                          FUND                  FUND              BOND PORTFOLIO
INCOME:

   Interest Income                                                  $             -       $               -       $       42,160
   Allocated Investment Income from Portfolio                                17,789                  24,370                    -
   Allocated Portfolio Expenses                                              (1,205)                 (1,652)                   -

                                                                   --------------------------------------------------------------
         Investment Income                                                   16,584                  22,718               42,160
                                                                   --------------------------------------------------------------

EXPENSES:

   Investment Advisory Fees                                                       -                       -                2,437
   Shareholder Servicing Fees                                                   855                     469
   Administrative Service Fees                                                   82                     112                  195
   Custodian Fees                                                                 -                       -                  141
   Professional Fees                                                             16                      16                   44
   Transfer Agent Fees                                                           47                      26                    -
   Printing and Postage                                                          16                      12                   10
   Trustees' Fees                                                                 6                       6                   12
   Registration Fees                                                             (2)                      4
   Fund Services Fees                                                             5                       7                   12
   Administration Fees                                                            4                       5                    5
   Insurance Expense                                                              1                       -                    2
   Financial and Fund Accounting Services Fee                                    35                      34                    -
   Other                                                                         27                      22                    -

                                                                   --------------------------------------------------------------
      Total Expenses                                                          1,092                     713                2,858
                                                                   --------------------------------------------------------------

      Less: Amounts Waived                                                        -                       -                    -
      Less: Expense Reimbursements                                               13                      23                   26
      Less: Earnings Credits                                                      -                       -                    -

                                                                   --------------------------------------------------------------
      Net Expenses                                                            1,079                     690                2,832
                                                                   --------------------------------------------------------------

                                                                   --------------------------------------------------------------
      Net Investment Income                                         $        15,505       $          22,028       $       39,328
                                                                   --------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain on:
      Investments                                                             3,228                   4,880                8,108
      Futures Transactions                                                        -                       -                    -
   Change in Net Unrealized Appreciation (Depreciation)
   of:
      Investments                                                             7,045                  21,977               29,022
      Futures Contracts                                                           -                       -
                                                                   --------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments
   Allocated from Portfolio                                                  10,273                  26,857               37,130
                                                                   --------------------------------------------------------------

                                                                   --------------------------------------------------------------
Net Increase in Net Assets from Operations                          $        25,778       $          48,885       $       76,458
                                                                   ==============================================================






                                                                                                                     PRO FORMA
                                                                       CHASE VISTA                                    COMBINED
                                                                    INTERMEDIATE TAX                                 JPMORGAN
                                                                      FREE INCOME            PRO FORMA               TAX EXEMPT
                                                                          FUND               ADJUSTMENT              BOND FUND
INCOME:

   Interest Income                                                  $         34,643        $          -         $      76,803
   Allocated Investment Income from Portfolio                                      -             (42,159) (c)                -
   Allocated Portfolio Expenses                                                    -               2,857  (b)                -

                                                                   ------------------------------------------------------------
         Investment Income                                                    34,643             (39,302)               76,803
                                                                   ------------------------------------------------------------

EXPENSES:

   Investment Advisory Fees                                                    2,076                   -                 4,513
   Shareholder Servicing Fees                                                  1,731                   -                 3,055
   Administrative Service Fees                                                 1,039                 831  (a)            2,259
   Custodian Fees                                                                116                 (95) (f,g)            162
   Professional Fees                                                              45                 (22) (g)               99
   Transfer Agent Fees                                                            22                   -                    95
   Printing and Postage                                                           28                  (7) (g)               59
   Trustees' Fees                                                                 34                   -                    58
   Registration Fees                                                              34                   -                    36
   Fund Services Fees                                                              -                   -                    24
   Administration Fees                                                             -                   -                    14
   Insurance Expense                                                               -                   -                     3
   Financial and Fund Accounting Services Fee                                      -                 (69) (f)                -
   Other                                                                          35                   -                    84

                                                                   ------------------------------------------------------------
      Total Expenses                                                           5,160                 638                10,461
                                                                   ------------------------------------------------------------

      Less: Amounts Waived                                                         -                 638  (a)              638
      Less: Expense Reimbursements                                                 -                 638  (a)              700
      Less: Earnings Credits                                                       3                   -                     3

                                                                   ------------------------------------------------------------
      Net Expenses                                                             5,157                (638)                9,120
                                                                   ------------------------------------------------------------

                                                                   ------------------------------------------------------------
      Net Investment Income                                         $         29,486        $    (38,664)        $      67,683
                                                                   ------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain on:
      Investments                                                              2,115              (8,108) (d)           10,223
      Futures Transactions                                                       235                   -                   235
   Change in Net Unrealized Appreciation (Depreciation)
   of:
      Investments                                                             34,954             (29,022) (d)           63,976
      Futures Contracts                                                           40                                        40
                                                                   ------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments
   Allocated from Portfolio                                                   37,344             (37,130)               74,474
                                                                   ------------------------------------------------------------

                                                                   ------------------------------------------------------------
Net Increase in Net Assets from Operations                          $         66,830        $    (75,794)        $     142,157
                                                                   ============================================================

(a) Reflects adjustments to administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c) Reallocation of investments income to feeder funds
(d) Reallocation of realized and unrealized loss to feeder funds.
(f) Reflects reclassification of fund accounting into revised combined custodian agreement.
(g) Reduction reflects expected benefit of combined operations.


                  See Notes to Pro Forma Financial Statements

                         PRO FORMA FINANCIAL STATEMENTS

     J.P. MORGAN TAX EXEMPT BOND FUND/ J.P. MORGAN INSTITUTIONAL TAX EXEMPT
              BOND FUND/ THE TAX EXEMPT BOND PORTFOLIO/ JPMORGAN
                       INTERMEDIATE TAX FREE INCOME FUND

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.       BASIS OF COMBINATION:

         The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The Tax Exempt Bond Portfolio ("Master Portfolio"), J.P. Morgan Institutional Tax Exempt Bond Fund ("Institutional Fund"), J.P. Morgan Tax Exempt Bond Fund ("Tax Exempt Bond Fund"), (collectively the "feeder funds" of the Master Portfolio) and JPMorgan Intermediate Tax Free Income Fund ("JPMITFIF") as if the proposed Concurrent Reorganization occurred as of and for the twelve months ended February 28, 2001.

         Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Master Portfolio, Tax Exempt Bond Fund, and Institutional Fund in exchange for shares in JPMITFIF. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.       SHARES OF BENEFICIAL INTEREST:

         Immediately prior to the Concurrent Reorganization, JPMITFIF would commence offering Select Class Shares. The net asset value per share for Select Class Shares at the commencement of offering would be identical to the closing net asset value per share for the JPMITFIF Institutional Class Shares prior to the Concurrent Reorganization.

         Under the proposed Concurrent Reorganization, each shareholder of Tax Exempt Bond Fund and Institutional Fund would receive shares of JPMITFIF with a value equal to their holding in their respective funds. Holders of the Tax Exempt Bond Fund will receive Select Class Shares, and Institutional Fund will receive Institutional Class shares. Holders of Institutional Class in JPMITFIF will receive Select Class Shares. Therefore, as a result of the proposed Concurrent Reorganization, current shareholders Tax Exempt Bond Fund and Institutional Fund will become shareholders of JPMITFIF.

         The Pro Forma net asset value per share assumes the issuance of additional shares of JPMITFIF, which would have been issued on February 28, 2001, in connection with the proposed Concurrent Reorganization. The amount of additional shares assumed to be issued under the Concurrent Reorganization was calculated based on February 28, 2001 net assets of Tax Exempt Bond Fund and Institutional Fund and net asset value per share of JPMITFIF - Institutional Class.

JPMORGAN INTERMEDIATE TAX FREE INCOME WITH CONCURRENT REORGANIZATION

                                                   Institutional
                                                   Class Shares
Increase in Shares Issued                              50,426
Net Assets 2/28/01                                   $541,218
Pro Forma Net Asset Value  2/28/01                     $10.73

3.       PRO FORMA OPERATIONS:

         The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for the Surviving Fund at the combined level of average net assets for the twelve months ended February 28, 2001.

         FORM N-14

         PART C - OTHER INFORMATION

         Item 15.  Indemnification.

                  ---------------

         Reference is hereby made to Article V of the Registrant's Declaration of Trust.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

         Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither described in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and


                                   Part C-1

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Item 16.  Exhibits.

                  ---------------

         Declaration of Trust.

         1        Declaration of Trust (1)

         2        By-laws (1)

         3        None.

         4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

         5        None.

         6        Form of Investment Advisory Agreement.(1)

         7        Form of Distribution and Sub-Administration Agreement (1)

         8(a)     Form of Retirement Plan for Eligible Trustees.(2)

         8(b)     Form of Deferred Compensation Plan for Eligible Trustees.(2)

         9        Form of Custodian Agreement. (1)

         10(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and Shareholder Service Agreement. (2)

         10(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(4)

         10(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(5)

         10(d)    Form of Rule 18f-3 Multi-Class Plan.(4)


                                     Part C-2

         11 Opinion and Consent of Nixon Peabody LLP as to the Legality of Shares to be filed by Amendment.

         12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

         13(a)      Form of Transfer Agency Agreement. (1)

         13(b)      Form of Shareholder Servicing Agreement. (4)

         13(c)      Form of Administration Agreement.(1)

         13(d)      Form of Administration Agreement to be filed by Amendment.

         13(e) Form of Sub-Administration Agreement to be filed by Amendment.

         14         Consent of PricewaterhouseCoopers LLP.

         15         None.

         16         Powers of Attorney

         17(a)      Form of Proxy Card.

         17(b)      Prospectus for the Surviving Fund to be filed by Amendment.

         17(c)      Prospectus for the Merging Fund.

         17(d) Statement of Additional Information for the Surviving Fund to be filed by Amendment.

         17(e)      Statement of Additional Information for the Merging Fund.

         17(f)      Annual Report of the Surviving Fund dated August 31, 2000.

         17(g) Annual Report of the Merging Fund (including the Annual Report of the Master Portfolio) dated July 31, 2000.

         17(h) Semi-Annual Report of the Merging Fund (including the Semi-Annual Report of the Master Portfolio) dated January 31, 2001.

--------------------

(1) Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-13319) as filed with the Securities and Exchange Commission on October 2, 1996.

(2) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.


                                   Part C-3

(3) Filed as an exhibit to Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission on December 19, 1996.

(4) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) on December 28, 1995.

(5) Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) filed on October 28, 1997.


----------------

         Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                  Part C-4

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 12th day of April, 2001.

         MUTUAL FUND SELECT TRUST

         Registrant

         By:      /s/ H. Richard Vartabedian
            -----------------------------------------
               H. Richard Vartabedian
               President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 12, 2001.

                  *                         Chairman and Trustee
-------------------------------
     Fergus Reid, III


/s/ H. Richard Vartabedian                  President
-------------------------------             and Trustee
     H. Richard Vartabedian


                  *                         Trustee
-------------------------------
     William J. Armstrong

                  *                         Trustee
-------------------------------
     John R.H. Blum

                  *                         Trustee
-------------------------------
     Stuart W. Cragin, Jr.


                  *                         Trustee
-------------------------------
     Roland R. Eppley, Jr.


                  *                         Trustee
-------------------------------
     Joseph J. Harkins

                  *                         Trustee
-------------------------------
     Sarah E. Jones

                  *                         Trustee
-------------------------------
     W.D. MacCallan

                  *                         Trustee
-------------------------------
     W. Perry Neff

                  *                         Trustee
-------------------------------
     Leonard M. Spalding, Jr.


                  *                         Trustee
-------------------------------
     Irv Thode

                  *                         Trustee
-------------------------------
     Richard E. Ten Haken

/s/ Martin R. Dean                          Treasurer and
-------------------------------             Principal Financial
     Martin R. Dean                         Officer

/s/ H. Richard Vartabedian                  Attorney in Fact
-------------------------------
     H. Richard Vartabedian

                                    EXHIBITS

ITEM              DESCRIPTION
----              -----------
(14)              Consent of PricewaterhouseCoopers LLP.

(16)              Powers of Attorney.

(17)  (a)         Form of Proxy Card.

      (c)         Prospectus for J.P. Morgan Tax Exempt Bond Fund.+

      (e) Statement of Additional Information for J.P. Morgan Tax Exempt Bond Fund.

      (f) Annual Report of JPMorgan Intermediate Tax Free Income Fund (formerly, Chase Vista Intermediate Tax Free Income Fund) dated August 31, 2000.

      (g) Annual Report of J.P. Morgan Tax Exempt Bond Fund (including the Annual Report of The Tax Exempt Bond Portfolio) dated July 31, 2000.

      (h) Semi-Annual Report of J.P. Morgan Tax Exempt Bond Fund (including the Semi-Annual Report of The Tax Exempt Bond Portfolio) dated January 31, 2001.